UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

December 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 39.7%
Industrial - 31.3%
Basic - 3.5%
AK Steel Corp.
7.00%, 3/15/27 (a)	U.S.$	1,164	$896,008
7.625%, 10/01/21		278	251,879
Alcoa Nederland Holding BV
6.125%, 5/15/28 (b)		289	276,933
Ashland LLC
4.75%, 8/15/22		421	413,818
Axalta Coating Systems LLC
4.875%, 8/15/24 (b)		516	487,618
Berry Global, Inc.
5.50%, 5/15/22		345	343,271
CF Industries, Inc.
4.95%, 6/01/43		595	461,138
5.375%, 3/15/44		545	444,175
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		1,578	1,418,234
Constellium NV
5.75%, 5/15/24 (b)		400	369,455
5.875%, 2/15/26 (b)		1,310	1,167,437
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (b)		751	710,719
Eldorado Gold Corp.
6.125%, 12/15/20 (b)		1,056	963,936
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)(f)(g)(h)		336	336,499
FMG Resources (August 2006) Pty Ltd.
5.125%, 3/15/23 (b)		69	65,224
Freeport-McMoRan, Inc.
5.45%, 3/15/43		3,414	2,598,907
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (b)		1,075	1,039,411
Hexion, Inc.
6.625%, 4/15/20		119	95,014
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (b)		3,215	3,238,929
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (b)	EUR	846	872,594
Lecta SA
6.50%, 8/01/23 (b)		227	240,150
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(g)(i)(j)	U.S.$	2,857	29
Momentive Performance Materials, Inc.
3.88%, 10/24/21		2,604	2,768,635
8.875%, 10/15/20 (d)(e)(g)(k)		2,604	0
Multi-Color Corp.
4.875%, 11/01/25 (b)		980	842,493
New Gold, Inc.
6.25%, 11/15/22 (b)		286	238,847

	Principal Amount (000)		U.S. $ Value
Novelis Corp.
5.875%, 9/30/26 (b)	U.S.$	1,523	$1,341,189
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (b)		489	443,793
Nyrstar Netherlands Holdings BV
8.50%, 9/15/19 (b)	EUR	601	296,174
OCI NV
5.00%, 4/15/23 (b)		1,300	1,519,160
6.625%, 4/15/23 (b)	U.S.$	840	830,293
Pactiv LLC
7.95%, 12/15/25		665	658,338
Peabody Energy Corp.
6.00%, 3/31/22 (b)		245	239,816
6.375%, 3/31/25 (b)		350	326,873
Plastipak Holdings, Inc.
6.25%, 10/15/25 (b)		1,336	1,194,928
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (b)		717	682,208
Sealed Air Corp.
6.875%, 7/15/33 (b)		1,295	1,306,908
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/25		238	271,683
SPCM SA
4.875%, 9/15/25 (b)		975	866,573
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26	EUR	1,010	1,066,587
8.00%, 10/01/26 (a)(b)	U.S.$	515	480,237
Teck Resources Ltd.
5.20%, 3/01/42		2,374	2,004,864
5.40%, 2/01/43		1,454	1,263,946
6.00%, 8/15/40		470	433,645
6.25%, 7/15/41		238	225,561
United States Steel Corp.
6.25%, 3/15/26		245	216,523
6.875%, 8/15/25		844	780,321
Valvoline, Inc.
5.50%, 7/15/24		278	271,773
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (b)		386	386,919

			37,649,665

Capital Goods - 1.6%
A123 Systems, Inc.
3.75%, 4/15/16 (c)(e)(g)(l)		955	66,850
Arconic, Inc.
5.90%, 2/01/27		119	114,047
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (h)	EUR	1,126	1,229,966
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (h)	U.S.$	200	181,167

	Principal Amount (000)		U.S. $ Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 2/15/25 (b)	U.S.$	200	$183,989
6.75%, 5/15/24 (b)	EUR	2,004	2,401,967
BBA US Holdings, Inc.
5.375%, 5/01/26 (b)	U.S.$	402	379,637
Bombardier, Inc.
5.75%, 3/15/22 (b)		932	874,065
6.00%, 10/15/22 (b)		233	218,475
6.125%, 1/15/23 (b)		695	651,257
7.50%, 3/15/25 (b)		1,775	1,672,938
BWAY Holding Co.
4.75%, 4/15/24 (b)	EUR	890	1,000,480
5.50%, 4/15/24 (b)	U.S.$	1,009	950,018
7.25%, 4/15/25 (b)		720	647,921
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (b)		505	493,882
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		352	343,016
GFL Environmental, Inc.
5.375%, 3/01/23 (b)		103	91,094
5.625%, 5/01/22 (b)		403	373,606
Hulk Finance Corp.
7.00%, 6/01/26 (b)		688	600,202
JELD-WEN, Inc.
4.625%, 12/15/25 (b)		128	112,641
4.875%, 12/15/27 (b)		182	156,522
Liberty Tire Recycling LLC
9.50%, 1/15/23 (d)(g)(j)		586	585,815
Stevens Holding Co., Inc.
6.125%, 10/01/26 (b)		141	139,069
Textron Financial Corp.
4.351% (LIBOR 3 Month + 1.74%), 2/15/42 (b)(m)		575	412,011
TransDigm, Inc.
6.375%, 6/15/26		2,292	2,135,555
6.50%, 7/15/24		1,529	1,487,183

			17,503,373

Communications - Media - 4.2%
Altice Financing SA
6.625%, 2/15/23 (b)		2,892	2,783,550
7.50%, 5/15/26 (b)		1,782	1,627,827
Altice France SA/France
5.625%, 5/15/24 (b)	EUR	386	444,614
6.25%, 5/15/24 (b)	U.S.$	400	371,511
7.375%, 5/01/26 (b)		2,923	2,681,376
8.125%, 2/01/27 (b)		465	438,264
Altice Luxembourg SA
7.25%, 5/15/22 (a)(b)	EUR	1,332	1,419,845
7.75%, 5/15/22 (b)	U.S.$	1,770	1,615,467

	Principal Amount (000)		U.S. $ Value
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/01/28 (b)	U.S.$	65	$59,794
5.125%, 5/01/27 (b)		106	98,668
5.375%, 5/01/25 (b)		74	70,971
5.75%, 1/15/24		112	111,036
5.75%, 2/15/26 (b)		346	339,200
5.875%, 5/01/27 (b)		445	433,030
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		505	503,918
Series B
6.50%, 11/15/22		2,604	2,612,820
CSC Holdings LLC
5.375%, 2/01/28 (b)		1,502	1,383,372
5.50%, 5/15/26 (b)		200	189,531
6.625%, 10/15/25 (b)		274	277,425
7.50%, 4/01/28 (b)		1,857	1,851,139
10.875%, 10/15/25 (b)		765	858,583
DISH DBS Corp.
5.00%, 3/15/23		830	683,619
5.875%, 11/15/24		2,291	1,843,625
6.75%, 6/01/21		766	759,049
Gray Television, Inc.
5.125%, 10/15/24 (b)		987	910,185
iHeartCommunications, Inc.
6.875%, 6/15/18 (c)(e)(g)(i)		2,016	403,200
9.00%, 12/15/19 (e)(f)		927	623,357
10.625%, 3/15/23 (e)(f)		142	93,770
11.25%, 3/01/21 (e)(f)		535	364,883
11.25%, 3/01/21 (b)(e)(f)		254	167,869
Liberty Interactive LLC
3.75%, 2/15/30 (l)		879	580,332
Meredith Corp.
6.875%, 2/01/26 (b)		1,577	1,550,815
Netflix, Inc.
4.375%, 11/15/26		1,502	1,371,710
4.875%, 4/15/28		1,171	1,068,512
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		598	595,771
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (b)		1,057	911,387
6.875%, 2/15/23 (b)		451	410,717
Sinclair Television Group, Inc.
6.125%, 10/01/22		1,437	1,447,423
Sirius XM Radio, Inc.
5.00%, 8/01/27 (b)		65	59,364
TEGNA, Inc.
5.50%, 9/15/24 (b)		162	157,143
6.375%, 10/15/23		668	668,997
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (b)		1,078	1,056,510

	Principal Amount (000)		U.S. $ Value
6.25%, 1/15/29 (b)	EUR	446	$560,006
UPC Holding BV
5.50%, 1/15/28 (b)	U.S.$	2,223	2,012,582
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		200	188,261
Urban One, Inc.
7.375%, 4/15/22 (b)		1,350	1,275,750
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (b)	GBP	128	156,662
Virgin Media Secured Finance PLC
5.25%, 1/15/26 (b)	U.S.$	200	183,144
5.50%, 1/15/25 (b)	GBP	423	536,139
Ziggo Bond Co. BV
5.875%, 1/15/25 (b)	U.S.$	1,034	942,541
6.00%, 1/15/27 (b)		815	706,444
7.125%, 5/15/24 (b)	EUR	968	1,160,875
Ziggo BV
5.50%, 1/15/27 (b)	U.S.$	1,363	1,226,700

			44,849,283

Communications - Telecommunications - 2.6%
C&W Senior Financing DAC
6.875%, 9/15/27 (b)		1,047	964,984
7.50%, 10/15/26 (b)		395	381,531
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (c)(d)(e)(g)		743	0
6.375%, 3/01/25 (c)(d)(e)(g)		655	0
CenturyLink, Inc. Series T
5.80%, 3/15/22		78	74,911
Cincinnati Bell, Inc.
7.00%, 7/15/24 (b)		1,151	954,269
DKT Finance ApS
7.00%, 6/17/23 (b)	EUR	989	1,195,541
Embarq Corp.
7.995%, 6/01/36	U.S.$	1,513	1,368,501
Frontier Communications Corp.
6.875%, 1/15/25		45	22,889
7.125%, 1/15/23		662	376,279
7.625%, 4/15/24		1,118	574,383
7.875%, 1/15/27		834	408,468
Hughes Satellite Systems Corp.
6.625%, 8/01/26		730	670,638
7.625%, 6/15/21		1,383	1,438,800
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,675	1,472,293
8.00%, 2/15/24 (b)		216	222,663
9.50%, 9/30/22 (b)		516	588,488
9.75%, 7/15/25 (b)		1,262	1,267,998
Level 3 Financing, Inc.
5.25%, 3/15/26		164	152,217
5.375%, 8/15/22-1/15/24		1,196	1,149,086

	Principal Amount (000)		U.S. $ Value
6.125%, 1/15/21	U.S.$	555	$555,809
Level 3 Parent LLC
5.75%, 12/01/22		160	157,086
Qwest Corp.
6.875%, 9/15/33		1,335	1,198,355
Sable International Finance Ltd.
6.875%, 8/01/22 (b)		280	287,419
Sprint Capital Corp.
6.875%, 11/15/28		1,875	1,772,304
8.75%, 3/15/32		215	226,476
Sprint Corp.
7.875%, 9/15/23		627	643,307
T-Mobile USA, Inc.
4.75%, 2/01/28		39	35,893
6.00%, 3/01/23		743	747,214
6.375%, 3/01/25		655	661,927
Telecom Italia Capital SA
7.20%, 7/18/36		483	461,263
7.721%, 6/04/38		1,759	1,739,459
Telecom Italia SpA/Milano
5.303%, 5/30/24 (b)		1,002	950,140
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		1,113	1,012,830
Wind Tre SpA
5.00%, 1/20/26 (b)		2,265	1,855,701
Windstream Services LLC/Windstream Finance Corp.
9.00%, 6/30/25 (b)		1,372	929,238
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (b)		259	230,501
6.00%, 4/01/23		447	423,229
6.375%, 5/15/25		1,146	1,065,780

			28,237,870

Consumer Cyclical - Automotive - 1.5%
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		974	886,129
BCD Acquisition, Inc.
9.625%, 9/15/23 (b)		2,264	2,332,323
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (b)		670	588,868
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (b)		109	101,763
Exide Technologies
7.00%, 4/30/25 (g)(h)(j)(l)		4,894	2,691,645
11.00%, 4/30/22 (g)(h)(j)		4,450	3,559,920
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	392,181
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (b)(h)		889	847,073
Meritor, Inc.
6.25%, 2/15/24		305	292,020

	Principal Amount (000)		U.S. $ Value
Navistar International Corp.
6.625%, 11/01/25 (b)	U.S.$	1,060	$1,024,400
Tenneco, Inc.
5.00%, 7/15/26		2,174	1,668,832
Tesla, Inc.
5.30%, 8/15/25 (b)		599	521,077
Titan International, Inc.
6.50%, 11/30/23		1,093	975,207

			15,881,438

Consumer Cyclical - Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		1,540	1,319,791
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (b)		1,409	1,488,975
VOC Escrow Ltd.
5.00%, 2/15/28 (b)		1,036	960,731

			3,769,497

Consumer Cyclical - Other - 2.3%
Beazer Homes USA, Inc.
5.875%, 10/15/27		712	562,485
6.75%, 3/15/25		1,400	1,204,000
8.75%, 3/15/22		32	31,910
Caesars Entertainment Corp.
5.00%, 10/01/24 (g)(l)		121	147,204
Cirsa Finance International SARL
6.25%, 12/20/23 (b)	EUR	288	335,155
7.875%, 12/20/23 (b)	U.S.$	865	861,367
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (b)	EUR	176	12,052
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (b)	U.S.$	1,969	1,898,187
International Game Technology PLC
6.25%, 2/15/22 (b)		977	979,580
James Hardie International Finance DAC
4.75%, 1/15/25 (b)		285	259,756
5.00%, 1/15/28 (b)		273	233,986
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	1,806,327
10.00%, 7/15/22 (b)		389	341,314
10.50%, 7/15/24 (b)		389	322,968
KB Home
7.00%, 12/15/21		536	546,070
7.50%, 9/15/22		494	509,133
Lennar Corp.
6.625%, 5/01/20		1,332	1,370,097
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (b)		1,225	1,181,243
MDC Holdings, Inc.
5.50%, 1/15/24		150	144,001
6.00%, 1/15/43		2,908	2,273,986

	Principal Amount (000)		U.S. $ Value
MGM Resorts International
5.75%, 6/15/25	U.S.$	45	$43,474
PulteGroup, Inc.
5.00%, 1/15/27		48	43,680
5.50%, 3/01/26		52	50,180
6.00%, 2/15/35		500	434,411
7.875%, 6/15/32		1,400	1,453,484
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		420	381,315
6.125%, 4/01/25 (b)		830	738,765
Standard Industries, Inc./NJ
4.75%, 1/15/28 (b)		76	63,445
6.00%, 10/15/25 (b)		934	888,468
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (b)		941	909,465
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (b)		1,785	1,646,939
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (b)		875	844,375
Toll Brothers Finance Corp.
4.875%, 3/15/27		1,124	1,022,840
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27 (b)		45	39,717
5.50%, 3/01/25 (b)		711	668,115

			24,249,494

Consumer Cyclical - Restaurants - 0.2%
Golden Nugget, Inc.
6.75%, 10/15/24 (b)		857	807,573
8.75%, 10/01/25 (b)		708	679,597
IRB Holding Corp.
6.75%, 2/15/26 (b)		453	393,832

			1,881,002

Consumer Cyclical - Retailers - 0.7%
Dufry Finance SCA
4.50%, 8/01/23 (b)	EUR	1,208	1,416,212
FirstCash, Inc.
5.375%, 6/01/24 (b)	U.S.$	1,312	1,280,876
JC Penney Corp., Inc.
6.375%, 10/15/36		421	142,002
7.40%, 4/01/37		486	162,427
L Brands, Inc.
5.25%, 2/01/28		1,336	1,141,939
7.60%, 7/15/37		1,000	784,308
Levi Strauss & Co.
5.00%, 5/01/25		1,150	1,125,676
PetSmart, Inc.
7.125%, 3/15/23 (b)		1,140	662,452

	Principal Amount (000)		U.S. $ Value
Sonic Automotive, Inc.
5.00%, 5/15/23	U.S.$	534	$481,226
6.125%, 3/15/27		817	706,369

			7,903,487

Consumer Non-Cyclical - 3.3%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (b)		820	692,907
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		701	613,375
6.625%, 6/15/24		1,385	1,292,798
Avantor, Inc.
9.00%, 10/01/25 (b)		595	594,663
Aveta, Inc.
10.50%, 3/01/21 (d)(e)(g)(j)		13,116	0
Bausch Health Cos., Inc.
5.50%, 3/01/23 (b)		957	873,966
5.625%, 12/01/21 (b)		912	901,455
5.875%, 5/15/23 (b)		1,089	1,004,602
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (b)	EUR	400	459,523
4.875%, 1/15/26 (b)	U.S.$	416	391,303
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (b)		242	238,982
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,116	1,015,159
8.125%, 6/30/24 (b)		635	458,077
DaVita, Inc.
5.00%, 5/01/25		1,244	1,128,741
Diamond BC BV
5.625%, 8/15/25 (a)(b)	EUR	362	352,482
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (b)(h)	U.S.$	179	171,745
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (b)		790	602,375
Endo Finance LLC
5.75%, 1/15/22 (b)		1,228	1,022,379
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (b)		200	150,653
Envision Healthcare Corp.
8.75%, 10/15/26 (b)		161	139,387
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		3,174	3,071,537
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (b)		784	705,467
HCA, Inc.
4.25%, 10/15/19		1,405	1,402,342
4.50%, 2/15/27		65	61,843
5.00%, 3/15/24		330	327,509
5.25%, 6/15/26		165	163,845
5.875%, 2/15/26		110	110,390

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (b)	U.S.$	436	$441,683
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (b)		407	396,698
Mallinckrodt International Finance SA
4.75%, 4/15/23		1,354	907,565
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)		239	164,911
5.625%, 10/15/23 (b)		337	256,047
5.75%, 8/01/22 (b)		1,224	1,042,679
MEDNAX, Inc.
5.25%, 12/01/23 (b)		541	531,590
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (b)		1,493	1,392,237
Post Holdings, Inc.
5.00%, 8/15/26 (b)		410	373,520
5.50%, 3/01/25 (b)		610	586,073
5.625%, 1/15/28 (b)		798	734,900
5.75%, 3/01/27 (b)		58	54,358
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (b)		49	49,494
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (b)		2,775	2,642,813
Spectrum Brands, Inc.
4.00%, 10/01/26 (b)	EUR	530	567,442
6.125%, 12/15/24	U.S.$	361	346,523
6.625%, 11/15/22		487	496,901
Sunshine Mid BV
6.50%, 5/15/26 (b)	EUR	823	868,111
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (b)		700	823,909
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	25	25,207
6.75%, 6/15/23		1,903	1,786,477
7.00%, 8/01/25 (a)		119	110,538
8.125%, 4/01/22		682	682,872
Vizient, Inc.
10.375%, 3/01/24 (b)		774	819,945
Voyage Care BondCo PLC
5.875%, 5/01/23 (b)	GBP	891	983,153

			35,033,151

Energy - 6.4%
AI Candelaria Spain SLU
7.50%, 12/15/28 (b)	U.S.$	1,166	1,113,938
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24		1,562	990,861

	Principal Amount (000)		U.S. $ Value
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	484	$454,937
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)(e)(g)		2,383	0
Bristow Group, Inc.
8.75%, 3/01/23 (b)		265	190,194
Bruin E&P Partners LLC
8.875%, 8/01/23 (b)		1,718	1,528,243
California Resources Corp.
5.50%, 9/15/21		299	214,769
8.00%, 12/15/22 (b)		3,891	2,630,954
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		608	561,842
8.25%, 7/15/25		301	296,294
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		683	724,020
Cheniere Energy Partners LP
5.25%, 10/01/25		730	680,068
Chesapeake Energy Corp.
4.875%, 4/15/22		1,528	1,331,093
5.75%, 3/15/23		610	527,293
6.125%, 2/15/21		301	286,520
8.00%, 1/15/25-6/15/27		698	603,290
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (b)		1,015	885,359
Denbury Resources, Inc.
7.50%, 2/15/24 (b)		824	663,296
9.25%, 3/31/22 (b)		604	558,316
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25		3,240	2,689,731
Energy Transfer LP
4.25%, 3/15/23		2,145	2,068,591
7.50%, 10/15/20		251	262,295
Ensco PLC
4.50%, 10/01/24		290	189,240
5.20%, 3/15/25		1,037	691,944
7.75%, 2/01/26		406	292,734
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		1,634	664,620
7.75%, 5/15/26 (b)		631	559,599
8.00%, 2/15/25 (b)		1,338	552,480
9.375%, 5/01/24 (b)		887	391,333
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		412	353,827
6.25%, 5/15/26		1,327	1,140,802
6.50%, 10/01/25		1,088	960,284
6.75%, 8/01/22		115	112,689
Gulfport Energy Corp.
6.00%, 10/15/24		481	425,685
6.375%, 5/15/25 (a)		1,054	938,060
6.375%, 1/15/26		1,718	1,487,230
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (b)		1,587	1,542,954

	Principal Amount (000)		U.S. $ Value
HighPoint Operating Corp.
7.00%, 10/15/22	U.S.$	534	$486,823
8.75%, 6/15/25		577	552,644
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (b)		559	496,691
5.75%, 10/01/25 (b)		1,576	1,404,330
Indigo Natural Resources LLC
6.875%, 2/15/26 (b)		1,095	943,044
Laredo Petroleum, Inc.
6.25%, 3/15/23		472	424,339
Murphy Oil USA, Inc.
5.625%, 5/01/27		69	66,566
6.00%, 8/15/23		716	720,097
Nabors Industries, Inc.
4.625%, 9/15/21		967	870,115
5.50%, 1/15/23		1,755	1,390,453
5.75%, 2/01/25		441	332,816
Nine Energy Service, Inc.
8.75%, 11/01/23 (b)		525	497,771
Noble Holding International Ltd.
5.25%, 3/15/42		191	111,227
6.20%, 8/01/40		276	171,341
7.75%, 1/15/24		1,746	1,335,741
7.95%, 4/01/25		375	281,624
Parkland Fuel Corp.
6.00%, 4/01/26 (b)		1,147	1,076,274
PDC Energy, Inc.
5.75%, 5/15/26		633	561,033
6.125%, 9/15/24		1,185	1,098,059
Precision Drilling Corp.
7.125%, 1/15/26 (b)		787	684,374
QEP Resources, Inc.
5.25%, 5/01/23		1,809	1,607,423
Range Resources Corp.
4.875%, 5/15/25		583	479,084
5.00%, 8/15/22-3/15/23		963	854,718
5.875%, 7/01/22		97	90,149
Rowan Cos., Inc.
5.85%, 1/15/44		536	321,741
7.375%, 6/15/25		1,285	1,034,345
Sanchez Energy Corp.
6.125%, 1/15/23		2,766	490,343
7.25%, 2/15/23 (b)		756	616,141
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)(e)(g)		865	0
8.125%, 10/15/22 (c)(d)(e)(g)		2,076	0
SemGroup Corp.
6.375%, 3/15/25		594	550,090
7.25%, 3/15/26		540	505,858
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		438	401,959
SM Energy Co.
5.00%, 1/15/24		1,341	1,172,616
5.625%, 6/01/25		1,150	1,000,500
6.625%, 1/15/27		416	368,163

	Principal Amount (000)		U.S. $ Value
Southern Star Central Corp.
5.125%, 7/15/22 (b)	U.S.$	1,200	$1,152,000
SRC Energy, Inc.
6.25%, 12/01/25		800	669,828
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		1,355	1,278,585
5.875%, 3/15/28		1,026	961,243
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, 2/01/25		157	147,292
5.875%, 4/15/26 (b)		1,050	1,022,373
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (b)		973	969,417
Transocean, Inc.
6.80%, 3/15/38		1,456	981,178
7.50%, 1/15/26 (b)		762	669,781
9.00%, 7/15/23 (b)		683	679,420
Vantage Drilling International
7.125%, 4/01/23 (c)(d)(e)(g)		1,283	0
7.50%, 11/01/19 (c)(d)(e)(g)		2,176	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (b)		2,640	2,063,820
Weatherford International LLC
9.875%, 3/01/25 (b)		294	177,482
Weatherford International Ltd.
5.875%, 7/01/21 (l)		154	97,081
6.50%, 8/01/36		752	391,040
6.75%, 9/15/40		849	434,039
7.00%, 3/15/38		409	213,734
7.75%, 6/15/21 (a)		962	723,178
9.875%, 2/15/24		467	285,658
Whiting Petroleum Corp.
1.25%, 4/01/20 (l)		542	512,415
5.75%, 3/15/21		177	168,393
6.25%, 4/01/23		483	440,160
6.625%, 1/15/26		737	630,281
WPX Energy, Inc.
5.75%, 6/01/26		528	481,195
8.25%, 8/01/23		187	196,489

			67,909,959

Other Industrial - 0.7%
Algeco Global Finance PLC
8.00%, 2/15/23 (b)		1,821	1,700,235
American Tire Distributors, Inc.
10.25%, 3/01/22 (b)(e)(f)(g)		2,231	341,713
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	2,820,180
H&E Equipment Services, Inc.
5.625%, 9/01/25		437	400,432
KAR Auction Services, Inc.
5.125%, 6/01/25 (b)		458	413,345

	Principal Amount (000)		U.S. $ Value
Laureate Education, Inc.
8.25%, 5/01/25 (b)	U.S.$	1,773	$1,821,651

			7,497,556

Services - 1.6%
ADT Security Corp. (The)
4.125%, 6/15/23		83	75,945
Aptim Corp.
7.75%, 6/15/25 (b)		927	702,986
APX Group, Inc.
7.875%, 12/01/22		3,299	3,115,915
8.75%, 12/01/20		657	625,600
Aramark Services, Inc.
5.00%, 2/01/28 (b)		654	611,638
5.125%, 1/15/24		242	239,941
Carlson Travel, Inc.
6.75%, 12/15/23 (b)		782	751,066
Carriage Services, Inc.
6.625%, 6/01/26 (b)		698	686,665
eDreams ODIGEO SA
5.50%, 9/01/23 (b)	EUR	478	512,938
Gartner, Inc.
5.125%, 4/01/25 (b)	U.S.$	482	468,769
GEO Group, Inc. (The)
5.125%, 4/01/23		162	145,904
5.875%, 1/15/22-10/15/24		670	639,755
6.00%, 4/15/26		677	594,068
Monitronics International, Inc.
9.125%, 4/01/20 (a)		958	238,804
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (b)		549	526,999
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (b)		2,410	2,484,792
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (b)		273	262,743
8.25%, 11/15/26 (b)		252	230,282
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (b)		366	358,346
Sabre GLBL, Inc.
5.25%, 11/15/23 (b)		543	536,618
5.375%, 4/15/23 (b)		656	654,763
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(b)		1,645	1,343,440
Verscend Escrow Corp.
9.75%, 8/15/26 (b)		1,595	1,499,029

			17,307,006

Technology - 1.5%
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,677,223
Banff Merger Sub, Inc.
9.75%, 9/01/26 (b)		2,432	2,225,621

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (b)	U.S.$	187	$190,302
Dell, Inc.
6.50%, 4/15/38		1,671	1,493,023
Goodman Networks, Inc.
8.00%, 5/11/22 (g)		664	329,645
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (b)(h)		279	271,234
Infor US, Inc.
6.50%, 5/15/22		1,222	1,179,419
IQVIA, Inc.
3.25%, 3/15/25 (b)	EUR	782	879,078
Nokia Oyj
6.625%, 5/15/39	U.S.$	527	534,913
Rackspace Hosting, Inc.
8.625%, 11/15/24 (b)		55	42,889
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (b)		1,941	2,067,165
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (b)		964	785,279
10.50%, 2/01/24 (b)		2,276	1,481,446
West Corp.
8.50%, 10/15/25 (b)		748	602,158
Western Digital Corp.
4.75%, 2/15/26		1,023	887,433

			15,646,828

Transportation - Airlines - 0.0%
America West Airlines Pass Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		187	187,476

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)		619	600,415
Europcar Mobility Group
5.75%, 6/15/22 (b)	EUR	670	777,795
Herc Rentals, Inc.
7.75%, 6/01/24 (a)(b)	U.S.$	1,331	1,387,193
Hertz Corp. (The)
5.50%, 10/15/24 (b)		2,902	2,126,150
7.625%, 6/01/22 (b)		641	605,737
Hertz Holdings Netherlands BV
5.50%, 3/30/23	EUR	1,117	1,261,600
Loxam SAS
3.50%, 4/15/22 (b)		186	214,228
4.25%, 4/15/24 (b)		138	159,413
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	418	387,651
5.75%, 11/15/24		946	912,890

	Principal Amount (000)		U.S. $ Value
XPO Logistics, Inc.
6.125%, 9/01/23 (b)	U.S.$	498	$480,374

			8,913,446

			334,420,531

Financial Institutions - 7.4%
Banking - 4.4%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (b)(n)	EUR	871	1,037,866
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	2,251	2,495,468
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (b)(n)	EUR	1,200	1,305,650
6.75%, 2/18/20 (b)(n)		800	905,001
8.875%, 4/14/21 (b)(n)		1,000	1,241,707
Banco de Sabadell SA
6.50%, 5/18/22 (b)(n)		1,400	1,480,326
Banco Santander SA
6.25%, 3/12/19-9/11/21 (b)(n)		900	997,378
6.75%, 4/25/22 (b)(n)		1,500	1,746,553
Bank of Ireland
7.375%, 6/18/20 (b)(n)		1,455	1,737,050
Barclays Bank PLC
6.86%, 6/15/32 (b)(n)	U.S.$	166	171,272
Barclays PLC
7.25%, 3/15/23 (b)(n)	GBP	219	278,964
7.75%, 9/15/23 (n)	U.S.$	420	404,535
8.00%, 12/15/20 (n)	EUR	1,732	2,091,103
CIT Group, Inc.
6.125%, 3/09/28	U.S.$	588	585,545
Citigroup, Inc.
5.95%, 1/30/23 (n)		2,689	2,443,825
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (n)		970	892,400
Credit Suisse Group AG
6.25%, 12/18/24 (b)(n)		1,404	1,330,708
7.50%, 12/11/23 (b)(n)		3,043	3,103,860
Danske Bank A/S
6.125%, 3/28/24 (b)(n)		265	231,302
Series E
5.875%, 4/06/22 (b)(n)	EUR	1,096	1,256,885
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)	U.S.$	1,599	1,346,985
ING Groep NV
6.50%, 4/16/25 (n)		520	479,700
6.875%, 4/16/22 (b)(n)		250	248,555

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)(b)	EUR	227	$260,211
5.017%, 6/26/24 (b)	U.S.$	331	299,355
5.71%, 1/15/26 (b)		1,232	1,122,759
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(n)		235	228,769
6.657%, 5/21/37 (b)(n)		98	96,553
7.625%, 6/27/23 (b)(n)	GBP	1,760	2,308,105
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (n)	U.S.$	3,518	3,642,319
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (a)(m)(n)		1,100	985,622
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (b)(n)		400	379,300
SNS Bank NV
Series E
11.25%, 12/31/49 (c)(e)(g)	EUR	620	6,050
Societe Generale SA
7.375%, 9/13/21 (b)(n)	U.S.$	2,007	1,969,114
7.875%, 12/18/23 (b)(n)		563	556,666
8.00%, 9/29/25 (b)(n)		601	605,507
Standard Chartered PLC
7.50%, 4/02/22 (b)(n)		1,269	1,271,529
7.75%, 4/02/23 (b)(n)		440	435,681
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (n)		492	417,005
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (b)(n)		200	200,479
7.00%, 2/19/25 (b)(n)		2,492	2,537,055
UniCredit SpA
9.25%, 6/03/22 (b)(n)	EUR	1,554	1,919,394

			47,054,111

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)(e)(g)	U.S.$	1,690	32,110
LPL Holdings, Inc.
5.75%, 9/15/25 (b)		1,517	1,422,187

			1,454,297

Finance - 1.3%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (b)		1,127	1,117,501
Curo Group Holdings Corp.
8.25%, 9/01/25 (b)		2,426	1,891,851
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (b)		1,700	1,404,167
goeasy Ltd.
7.875%, 11/01/22 (b)		466	472,533

	Principal Amount (000)		U.S. $ Value
ILFC E-Capital Trust II
4.80% (H15T 30 Year + 1.80%), 12/21/65 (b)(m)	U.S.$	2,000	$1,560,300
Lincoln Finance Ltd.
6.875%, 4/15/21 (b)	EUR	1,139	1,331,711
Navient Corp.
5.50%, 1/25/23	U.S.$	2,011	1,763,058
5.875%, 3/25/21		275	263,312
6.50%, 6/15/22		357	332,832
6.625%, 7/26/21		182	175,791
6.75%, 6/15/26		616	511,332
7.25%, 1/25/22-9/25/23		801	750,870
8.00%, 3/25/20		184	187,136
SLM Corp.
5.125%, 4/05/22		605	588,758
Springleaf Finance Corp.
6.875%, 3/15/25		735	656,157
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (b)		890	720,123

			13,727,432

Insurance - 0.8%
Ambac Assurance Corp.
5.10%, 6/07/20 (b)(g)		15	19,468
ASR Nederland NV
4.625%, 10/19/27 (a)(b)(n)	EUR	840	848,357
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	133	167,642
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	1,616	1,579,682
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		2,559	2,738,130
Polaris Intermediate Corp.
8.50%, 12/01/22 (b)(h)		2,892	2,641,809
WellCare Health Plans, Inc.
5.375%, 8/15/26 (b)		570	551,157

			8,546,245

Other Finance - 0.5%
Intrum AB
2.75%, 7/15/22 (b)	EUR	977	1,030,813
3.125%, 7/15/24 (a)(b)		489	494,094
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (b)(h)		239	261,034
NVA Holdings, Inc./United States
6.875%, 4/01/26 (b)	U.S.$	833	740,710
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (b)		2,464	2,320,829
Travelport Corporate Finance PLC
6.00%, 3/15/26 (b)		461	464,811

			5,312,291

	Principal Amount (000)		U.S. $ Value
REITS - 0.2%
Iron Mountain, Inc.
4.875%, 9/15/27 (b)	U.S.$	230	$200,690
5.25%, 3/15/28 (b)		1,576	1,391,280
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		319	291,220
5.25%, 8/01/26		137	129,260
5.50%, 5/01/24		264	262,702

			2,275,152

			78,369,528

Utility - 1.0%
Electric - 0.8%
AES Corp./VA
4.875%, 5/15/23		976	954,448
Calpine Corp.
5.375%, 1/15/23		1,732	1,622,037
5.50%, 2/01/24		1,279	1,170,219
5.75%, 1/15/25		102	93,155
NRG Energy, Inc.
5.75%, 1/15/28		703	676,286
7.25%, 5/15/26		1,754	1,827,750
Talen Energy Supply LLC
4.60%, 12/15/21		33	29,785
6.50%, 6/01/25		757	540,132
10.50%, 1/15/26 (b)		622	526,828
Texas Competitive/TCEH
11.50%, 10/01/20 (d)(e)(g)(j)		626	0
Vistra Energy Corp.
7.375%, 11/01/22		765	789,681
7.625%, 11/01/24		920	973,137

			9,203,458

Natural Gas - 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		1,889	1,819,054

			11,022,512

Total Corporates - Non-Investment Grade (cost $469,754,820)			423,812,571

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.6%
Risk Share Floating Rate - 9.7%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
6.806% (LIBOR 1 Month + 4.30%), 7/25/25 (j)(m)		278	279,361
Series 2018-2A, Class M1B
3.856% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(m)		1,968	1,978,096
Series 2018-3A, Class M2

	Principal Amount (000)		U.S. $ Value
5.256% (LIBOR 1 Month + 2.75%), 10/25/27 (b)(m)	U.S.$	915	$917,158
Eagle RE Ltd.
Series 2018-1, Class M2
5.28% (LIBOR 1 Month + 3.00%), 11/25/28 (b)(m)		264	264,435
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.656% (LIBOR 1 Month + 7.15%), 7/25/23 (m)		2,307	2,690,782
Series 2013-DN2, Class M2
6.756% (LIBOR 1 Month + 4.25%), 11/25/23 (m)		1,733	1,887,033
Series 2014-DN1, Class M3
7.006% (LIBOR 1 Month + 4.50%), 2/25/24 (m)		1,939	2,173,477
Series 2014-DN2, Class M3
6.106% (LIBOR 1 Month + 3.60%), 4/25/24 (m)		514	553,672
Series 2014-DN3, Class M3
6.506% (LIBOR 1 Month + 4.00%), 8/25/24 (m)		635	682,855
Series 2014-DN4, Class M3
7.056% (LIBOR 1 Month + 4.55%), 10/25/24 (m)		369	404,202
Series 2014-HQ1, Class M3
6.606% (LIBOR 1 Month + 4.10%), 8/25/24 (m)		1,686	1,812,116
Series 2014-HQ2, Class M3
6.256% (LIBOR 1 Month + 3.75%), 9/25/24 (m)		3,710	4,081,952
Series 2014-HQ3, Class M3
7.256% (LIBOR 1 Month + 4.75%), 10/25/24 (m)		4,146	4,544,150
Series 2015-DN1, Class B
14.006% (LIBOR 1 Month + 11.50%), 1/25/25 (m)		2,212	2,919,435
Series 2015-DN1, Class M3
6.656% (LIBOR 1 Month + 4.15%), 1/25/25 (m)		1,314	1,396,034
Series 2015-DNA1, Class B
11.706% (LIBOR 1 Month + 9.20%), 10/25/27 (m)		596	744,591
Series 2015-DNA1, Class M3
5.806% (LIBOR 1 Month + 3.30%), 10/25/27 (m)		480	520,676
Series 2015-DNA2, Class B
10.056% (LIBOR 1 Month + 7.55%), 12/25/27 (m)		1,459	1,690,358
Series 2015-DNA3, Class B
11.856% (LIBOR 1 Month + 9.35%), 4/25/28 (m)		1,027	1,279,881
Series 2015-HQ1, Class B

	Principal Amount (000)		U.S. $ Value
13.256% (LIBOR 1 Month + 10.75%), 3/25/25 (m)	U.S.$	3,878	$5,099,232
Series 2015-HQ1, Class M3
6.306% (LIBOR 1 Month + 3.80%), 3/25/25 (m)		530	558,299
Series 2015-HQA1, Class B
11.306% (LIBOR 1 Month + 8.80%), 3/25/28 (m)		1,010	1,164,408
Series 2015-HQA1, Class M3
7.206% (LIBOR 1 Month + 4.70%), 3/25/28 (m)		1,455	1,624,562
Series 2016-DNA2, Class B
13.006% (LIBOR 1 Month + 10.50%), 10/25/28 (m)		860	1,122,986
Series 2016-DNA2, Class M3
7.156% (LIBOR 1 Month + 4.65%), 10/25/28 (m)		811	911,941
Series 2016-DNA3, Class B
13.756% (LIBOR 1 Month + 11.25%), 12/25/28 (m)		2,776	3,669,572
Series 2016-DNA3, Class M3
7.506% (LIBOR 1 Month + 5.00%), 12/25/28 (m)		1,113	1,251,515
Series 2016-DNA4, Class B
11.106% (LIBOR 1 Month + 8.60%), 3/25/29 (m)		396	460,999
Series 2016-HQA2, Class B
14.006% (LIBOR 1 Month + 11.50%), 11/25/28 (m)		422	532,803
Series 2017-DNA2, Class B1
7.656% (LIBOR 1 Month + 5.15%), 10/25/29 (m)		415	464,977
Series 2017-DNA2, Class M2
5.956% (LIBOR 1 Month + 3.45%), 10/25/29 (m)		599	633,817
Series 2017-DNA3, Class B1
6.956% (LIBOR 1 Month + 4.45%), 3/25/30 (m)		615	650,720
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.756% (LIBOR 1 Month + 5.25%), 10/25/23 (m)		1,436	1,606,695
Series 2014-C01, Class M2
6.906% (LIBOR 1 Month + 4.40%), 1/25/24 (m)		3,991	4,412,346
Series 2014-C03, Class 1M2
5.506% (LIBOR 1 Month + 3.00%), 7/25/24 (m)		1,004	1,055,291
Series 2014-C04, Class 1M2
7.406% (LIBOR 1 Month + 4.90%), 11/25/24 (m)		2,569	2,867,501
Series 2015-C01, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.806% (LIBOR 1 Month + 4.30%), 2/25/25 (m)	U.S.$	2,479	$2,676,662
Series 2015-C01, Class 2M2
7.056% (LIBOR 1 Month + 4.55%), 2/25/25 (m)		1,095	1,168,536
Series 2015-C02, Class 1M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (m)		737	788,942
Series 2015-C02, Class 2M2
6.506% (LIBOR 1 Month + 4.00%), 5/25/25 (m)		2,000	2,131,292
Series 2015-C03, Class 1M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		2,278	2,514,053
Series 2015-C03, Class 2M2
7.506% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		1,890	2,063,666
Series 2015-C04, Class 1M2
8.206% (LIBOR 1 Month + 5.70%), 4/25/28 (m)		2,666	3,009,376
Series 2015-C04, Class 2M2
8.056% (LIBOR 1 Month + 5.55%), 4/25/28 (m)		957	1,064,765
Series 2016-C01, Class 1B
14.256% (LIBOR 1 Month + 11.75%), 8/25/28 (m)		682	972,426
Series 2016-C01, Class 1M2
9.256% (LIBOR 1 Month + 6.75%), 8/25/28 (m)		2,077	2,419,003
Series 2016-C01, Class 2M2
9.456% (LIBOR 1 Month + 6.95%), 8/25/28 (m)		705	818,084
Series 2016-C02, Class 1B
14.756% (LIBOR 1 Month + 12.25%), 9/25/28 (m)		449	653,159
Series 2016-C02, Class 1M2
8.506% (LIBOR 1 Month + 6.00%), 9/25/28 (m)		2,375	2,726,154
Series 2016-C03, Class 1B
14.256% (LIBOR 1 Month + 11.75%), 10/25/28 (m)		374	531,998
Series 2016-C03, Class 2B
15.256% (LIBOR 1 Month + 12.75%), 10/25/28 (m)		632	916,414
Series 2016-C03, Class 2M2
8.406% (LIBOR 1 Month + 5.90%), 10/25/28 (m)		3,652	4,115,514
Series 2016-C04, Class 1B
12.756% (LIBOR 1 Month + 10.25%), 1/25/29 (m)		1,493	1,980,757
Series 2016-C05, Class 2B
13.256% (LIBOR 1 Month + 10.75%), 1/25/29 (m)		1,820	2,279,501
Series 2016-C05, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.956% (LIBOR 1 Month + 4.45%), 1/25/29 (m)	U.S.$	1,486	$1,621,476
Series 2016-C06, Class 1B
11.756% (LIBOR 1 Month + 9.25%), 4/25/29 (m)		1,287	1,617,920
Series 2016-C07, Class 2B
12.006% (LIBOR 1 Month + 9.50%), 5/25/29 (m)		1,559	1,941,677
Series 2016-C07, Class 2M2
6.856% (LIBOR 1 Month + 4.35%), 5/25/29 (m)		918	994,091
Series 2017-C01, Class 1B1
8.256% (LIBOR 1 Month + 5.75%), 7/25/29 (m)		148	170,353
Series 2017-C02, Class 2M2
6.156% (LIBOR 1 Month + 3.65%), 9/25/29 (m)		1,152	1,224,015
Series 2018-C01, Class 1B1
6.056% (LIBOR 1 Month + 3.55%), 7/25/30 (m)		909	863,780
Series 2018-R07, Class 1B1
6.856% (LIBOR 1 Month + 4.35%), 4/25/31 (b)(m)		441	432,398
Home Re Ltd.
Series 2018-1, Class M2
5.506% (LIBOR 1 Month + 3.00%), 10/25/28 (b)(m)		988	985,318
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
8.006% (LIBOR 1 Month + 5.50%), 10/25/25 (b)(m)		1,428	1,610,968
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
8.01% (LIBOR 1 Month + 5.50%), 11/25/25 (j)(m)		611	706,022

			103,906,248

Non-Agency Fixed Rate - 1.0%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		806	661,457
Series 2006-42, Class 1A6
6.00%, 1/25/47		692	562,568
Series 2006-HY12, Class A5
3.872%, 8/25/36		1,362	1,389,670
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,171	1,039,850
Series 2006-J5, Class 1A1
6.50%, 9/25/36		909	763,745
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.961%, 5/25/47		208	191,421
Series 2007-4, Class 22A1

	Principal Amount (000)		U.S. $ Value
3.924%, 6/25/47	U.S.$	774	$704,975
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (b)		809	619,360
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		537	318,142
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.925%, 3/25/37		149	145,120
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		921	882,955
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
4.058%, 9/25/47		221	204,669
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (b)		114	88,378
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		341	274,915
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		473	440,537
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		196	159,026
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4
4.747%, 10/25/36		1,563	721,523
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.773%, 12/28/37		979	954,578

			10,122,889

Non-Agency Floating Rate - 0.9%
Alternative Loan Trust
Series 2007-7T2, Class A3
3.106% (LIBOR 1 Month + 0.60%), 4/25/37 (m)		2,622	1,194,398
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
2.294% (4.80% - LIBOR 1 Month), 9/25/35 (m)(o)		348	11,204
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
3.106% (LIBOR 1 Month + 0.60%), 8/25/37 (m)		536	359,298
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A6
3.044% (5.55% - LIBOR 1 Month), 4/25/37 (m)(o)		110	13,690

	Principal Amount (000)		U.S. $ Value
Series 2007-FA2, Class 1A10
2.756% (LIBOR 1 Month + 0.25%), 4/25/37 (m)	U.S.$	326	$161,143
Lehman XS Trust
Series 2007-10H, Class 2AIO
4.651% (7.00% - LIBOR 1 Month), 7/25/37 (m)(o)		311	43,220
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
4.044% (6.55% - LIBOR 1 Month), 12/25/36 (m)(o)		4,025	667,874
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
3.657% (12MTA + 1.50%), 8/25/47 (m)		1,426	1,332,504
Wachovia Mortgage Loan Trust
Series 2006-ALT1, Class A2
2.686% (LIBOR 1 Month + 0.18%), 1/25/37 (m)		9,493	6,193,900

			9,977,231

Total Collateralized Mortgage Obligations (cost $112,986,473)			124,006,368

GOVERNMENTS - TREASURIES - 10.0%
Colombia - 0.2%
Colombian TES
Series B
10.00%, 7/24/24	COP	5,438,000	1,969,347

Malaysia - 0.2%
Malaysia Government Bond
Series 43528
5.734%, 7/30/19	MYR	9,297	2,278,779

Mexico - 0.4%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	95,733	4,521,435

Russia - 0.4%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	525,139
Series 6217
7.50%, 8/18/21		274,943	3,903,066

			4,428,205

United States - 8.7%
U.S. Treasury Bonds
2.75%, 11/15/42 (p)	U.S.$	2,200	2,102,719
4.50%, 2/15/36 (q)		2,400	2,957,250
5.00%, 5/15/37 (p)		1,900	2,493,156
5.25%, 2/15/29 (q)		5,350	6,539,539
6.125%, 11/15/27 (p)		1,000	1,270,312
6.25%, 5/15/30 (q)		5,800	7,781,062

	Principal Amount (000)		U.S. $ Value
8.125%, 5/15/21	U.S.$	5,250	$5,921,016
U.S. Treasury Notes
0.875%, 4/15/19 (q)		20,074	19,989,312
2.25%, 2/15/27 (q)		26,373	25,610,657
2.875%, 8/15/28		17,670	17,943,334

			92,608,357

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	23,821	622,807
9.875%, 6/20/22 (b)		18,660	568,472

			1,191,279

Total Governments - Treasuries (cost $107,464,818)			106,997,402

CORPORATES - INVESTMENT GRADE - 6.7%
Financial Institutions - 4.0%
Banking - 1.9%
ABN AMRO Bank NV Series E
6.25%, 4/27/22 (b)	U.S.$	292	309,712
Bank of America Corp. Series DD
6.30%, 3/10/26 (n)		3,043	3,092,911
Series Z
6.50%, 10/23/24 (n)		57	58,480
BNP Paribas SA
6.75%, 3/14/22 (b)(n)		418	410,854
7.625%, 3/30/21 (b)(n)		406	413,265
BPCE SA
5.70%, 10/22/23 (b)		208	215,679
Citigroup, Inc.
4.40%, 6/10/25		105	103,160
Credit Agricole SA
7.589%, 1/30/20 (b)(n)	GBP	1,000	1,333,197
8.125%, 12/23/25 (b)(n)	U.S.$	1,909	1,960,156
DNB Bank ASA
6.50%, 3/26/22 (b)(n)		1,555	1,526,869
HSBC Holdings PLC
6.00%, 9/29/23 (b)(n)	EUR	2,746	3,330,652
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (b)	U.S.$	1,337	1,343,816
Intesa Sanpaolo SpA
2.75%, 3/20/20 (b)	EUR	482	565,501
4.00%, 5/20/19 (b)		470	546,316
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	210	203,831
Nationwide Building Society
4.302%, 3/08/29 (b)		1,500	1,398,687
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,741,722

	Principal Amount (000)		U.S. $ Value
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	1,090	$1,028,939

			19,583,747

Insurance - 1.8%
Aegon NV
5.50%, 4/11/48		757	691,123
Allstate Corp. (The)
6.50%, 5/15/57		1,657	1,700,553
American International Group, Inc.
6.82%, 11/15/37		1,425	1,632,697
Series A-9
5.75%, 4/01/48		616	539,052
Aon Corp.
8.205%, 1/01/27		690	817,582
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (b)	EUR	1,500	1,790,517
Aviva PLC
3.875%, 7/03/44 (b)		1,590	1,835,236
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		1,400	1,778,895
CNP Assurances
4.50%, 6/10/47 (b)		1,500	1,801,048
MetLife, Inc.
10.75%, 8/01/39	U.S.$	2,350	3,553,085
Prudential Financial, Inc.
5.625%, 6/15/43		1,425	1,401,155
SCOR SE
3.00%, 6/08/46 (b)	EUR	200	227,930
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	1,261	1,722,501

			19,491,374

REITS - 0.3%
EPR Properties
5.75%, 8/15/22		915	958,775
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		674	660,442
5.75%, 6/01/28		67	66,611
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,414,491
Spirit Realty LP
4.45%, 9/15/26		193	187,081

			3,287,400

			42,362,521

Industrial - 2.7%
Basic - 0.7%
Anglo American Capital PLC
3.625%, 9/11/24 (b)		200	188,030
4.75%, 4/10/27 (b)		637	611,494
ArcelorMittal
6.75%, 3/01/41		362	379,547

	Principal Amount (000)		U.S. $ Value
7.00%, 10/15/39	U.S.$	624	$653,591
Braskem Finance Ltd.
6.45%, 2/03/24		1,972	2,075,530
Fresnillo PLC
5.50%, 11/13/23 (b)		306	310,972
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,460
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		272	265,421
Glencore Funding LLC
4.625%, 4/29/24 (b)		341	339,882
Minsur SA
6.25%, 2/07/24 (b)		891	911,110
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,269,883

			7,006,920

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		1,681	1,290,903
Lafarge SA
7.125%, 7/15/36		800	939,733
Masco Corp.
5.95%, 3/15/22		308	322,904

			2,553,540

Communications - Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		1,195	1,186,164
Cox Communications, Inc.
4.50%, 6/30/43 (b)		135	112,178
4.70%, 12/15/42 (b)		259	223,899

			1,522,241

Communications - Telecommunications - 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)		1,340	1,315,276
5.152%, 3/20/28 (b)		1,340	1,315,356

			2,630,632

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.20%, 4/01/45		337	279,434
5.40%, 4/01/48		181	158,740
6.25%, 10/02/43		116	108,868
6.75%, 4/01/46		456	441,986

			989,028

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36	U.S.$	777	$870,273

Consumer Non-Cyclical - 0.2%
CVS Health Corp.
4.78%, 3/25/38		2,140	2,056,771

Energy - 0.4%
Cenovus Energy, Inc.
4.45%, 9/15/42		822	630,951
6.75%, 11/15/39		67	65,859
Ecopetrol SA
5.875%, 5/28/45		1,271	1,191,562
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	544,650
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	394,072
7.80%, 8/01/31		1,066	1,286,644

			4,113,738

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (b)		1,580	1,568,150

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		636	659,786

Technology - 0.5%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		1,318	1,324,242
8.35%, 7/15/46 (b)		524	567,688
Micron Technology, Inc.
5.50%, 2/01/25		686	672,950
Seagate HDD Cayman
4.75%, 1/01/25		1,948	1,733,779
4.875%, 6/01/27		1,082	916,417

			5,215,076

Transportation - Airlines - 0.0%
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (c)		122	120,928

			29,307,083

Utility - 0.0%
Electric - 0.0%
DPL, Inc.
6.75%, 10/01/19		171	173,735

Total Corporates - Investment Grade (cost $69,838,808)			71,843,339

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 6.1%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (b)	U.S.$	2,233	$2,347,441
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		256	256,954

			2,604,395

Argentina - 0.2%
Argentine Republic Government International Bond
6.875%, 1/26/27		269	204,440
7.82%, 12/31/33		EUR 1,674	1,600,557

			1,804,997

Bahrain - 0.2%
Bahrain Government International Bond
6.75%, 9/20/29 (b)	U.S.$	528	516,120
7.00%, 10/12/28 (b)		1,253	1,251,434

			1,767,554

Brazil - 0.3%
Brazilian Government International Bond
4.625%, 1/13/28		3,530	3,395,348

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)		1,222	1,241,858

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (b)		858	845,650
7.00%, 4/04/44 (b)		628	531,759

			1,377,409

Dominican Republic - 0.9%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		1,553	1,542,517
7.45%, 4/30/44 (b)		1,283	1,328,547
8.625%, 4/20/27 (b)		5,719	6,505,362

			9,376,426

Ecuador - 0.2%
Ecuador Government International Bond
7.95%, 6/20/24 (b)		667	587,794
10.50%, 3/24/20 (b)		1,069	1,080,237

			1,668,031

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (b)		3,009	2,948,820

	Principal Amount (000)		U.S. $ Value
El Salvador - 0.1%
El Salvador Government International Bond
5.875%, 1/30/25 (b)	U.S.$	300	$274,500
7.625%, 9/21/34 (b)		762	771,525
7.75%, 1/24/23 (b)		339	348,831

			1,394,856

Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (b)		2,052	1,839,476
6.95%, 6/16/25 (b)		1,050	938,438

			2,777,914

Ghana - 0.2%
Ghana Government International Bond
7.625%, 5/16/29 (b)		1,840	1,644,500
10.75%, 10/14/30 (b)		780	881,400

			2,525,900

Honduras - 0.2%
Honduras Government International Bond
6.25%, 1/19/27 (b)		1,748	1,706,485
7.50%, 3/15/24 (b)		730	766,500

			2,472,985

Iraq - 0.1%
Iraq International Bond
5.80%, 1/15/28 (b)		264	235,950
6.752%, 3/09/23 (b)		402	381,900

			617,850

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	168	184,065
5.75%, 12/31/32 (b)	U.S.$	1,702	1,495,901
6.125%, 6/15/33 (b)		1,322	1,093,955
6.375%, 3/03/28 (b)		2,678	2,400,157
6.625%, 3/22/48 (b)	EUR	331	318,564

			5,492,642

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25	U.S.$	506	568,617
7.875%, 7/28/45		1,240	1,407,400

			1,976,017

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (b)		634	582,488

	Principal Amount (000)		U.S. $ Value
Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (b)	U.S.$	702	$702,000
6.875%, 6/24/24 (b)		360	337,050
7.25%, 2/28/28 (b)		649	579,232

			1,618,282

Lebanon - 0.2%
Lebanon Government International Bond
6.65%, 4/22/24 (b)		427	355,477
Series G
6.20%, 2/26/25 (b)		823	655,314
6.60%, 11/27/26 (b)		1,974	1,539,720

			2,550,511

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (b)		2,426	2,272,537
10.875%, 4/06/21 (b)		200	219,500

			2,492,037

Nigeria - 0.3%
Nigeria Government International Bond
6.375%, 7/12/23 (b)		740	710,400
6.50%, 11/28/27 (b)		388	342,895
6.75%, 1/28/21 (b)		288	290,880
7.625%, 11/21/25 (b)		1,785	1,725,536
7.875%, 2/16/32 (b)		489	444,379

			3,514,090

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (b)		593	509,980
8.75%, 5/13/21 (b)		310	328,600

			838,580

Sri Lanka - 0.2%
Sri Lanka Government International Bond
6.00%, 1/14/19 (b)		799	794,006
6.125%, 6/03/25 (b)		350	313,687
6.20%, 5/11/27 (b)		685	605,369

			1,713,062

Turkey - 0.0%
Turkey Government International Bond
4.875%, 4/16/43		599	443,260

Ukraine - 0.5%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/24 (b)		5,627	5,059,169

	Principal Amount (000)		U.S. $ Value
Venezuela - 0.2%
Venezuela Government International Bond
9.25%, 9/15/27 (e)(f)	U.S.$	7,978	$1,830,353
9.25%, 5/07/28 (b)(e)(f)		300	67,875

			1,898,228

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (b)		1,475	1,097,031

Total Emerging Markets - Sovereigns (cost $71,267,212)			65,249,740

EMERGING MARKETS - TREASURIES - 4.3%
Argentina - 0.7%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (m)	ARS	124,935	3,529,365
Argentine Bonos del Tesoro
15.50%, 10/17/26		15,834	320,499
16.00%, 10/17/23		62,663	1,391,404
18.20%, 10/03/21		110,859	2,235,715

			7,476,983

Brazil - 2.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	100,732	27,184,374

Dominican Republic - 0.3%
Dominican Republic International Bond
16.00%, 7/10/20 (j)	DOP	137,500	2,973,126

South Africa - 0.2%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	24,137	1,829,347

Sri Lanka - 0.1%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	95,000	487,651
Series A
11.50%, 5/15/23		36,000	195,620
11.75%, 6/15/27		50,000	270,600

			953,871

Turkey - 0.5%
Turkey Government Bond
11.10%, 5/15/19	TRY	31,033	5,626,087

Total Emerging Markets - Treasuries (cost $59,094,822)			46,043,788

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 4.2%
Industrial - 3.4%
Basic - 0.8%
ABJA Investment Co. Pte Ltd.
4.85%, 1/31/20 (b)	U.S.$	1,070	$1,067,812
Consolidated Energy Finance SA
6.875%, 6/15/25 (b)		949	905,226
Elementia SAB de CV
5.50%, 1/15/25 (b)		469	431,480
First Quantum Minerals Ltd.
6.875%, 3/01/26 (b)		582	469,040
7.00%, 2/15/21 (b)		199	191,044
7.25%, 5/15/22-4/01/23 (b)		2,444	2,207,352
7.50%, 4/01/25 (b)		261	214,020
Stillwater Mining Co.
6.125%, 6/27/22 (b)		924	855,234
7.125%, 6/27/25 (b)		354	326,775
Vedanta Resources PLC
6.375%, 7/30/22 (b)		2,182	1,950,163

			8,618,146

Capital Goods - 0.2%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (b)		1,491	1,235,666
Odebrecht Finance Ltd.
4.375%, 4/25/25 (b)(e)(f)		349	48,860
5.25%, 6/27/29 (b)(e)(f)		1,070	145,520
7.125%, 6/26/42 (b)(e)(f)		2,665	395,086

			1,825,132

Communications - Telecommunications - 0.4%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (b)		986	1,006,952
Digicel Group Ltd.
7.125%, 4/01/22 (b)		448	198,862
8.25%, 9/30/20 (b)		587	398,093
Digicel Ltd.
6.00%, 4/15/21 (b)		1,356	1,222,095
Millicom International Cellular SA
5.125%, 1/15/28 (b)		479	429,481
6.625%, 10/15/26 (b)		615	624,357
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (b)		780	760,500

			4,640,340

Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (b)		491	486,704
Studio City Co., Ltd.
5.875%, 11/30/19 (b)		737	744,370

	Principal Amount (000)		U.S. $ Value
Wynn Macau Ltd.
4.875%, 10/01/24 (b)	U.S.$	286	$258,572
5.50%, 10/01/27 (b)		747	659,561

			2,149,207

Consumer Cyclical - Retailers - 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (g)(h)(j)		977	98
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (g)(h)(j)		300	90,153
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (b)		560	522,589

			612,840

Consumer Non-Cyclical - 0.9%
BRF GmbH
4.35%, 9/29/26 (b)		339	292,461
Central American Bottling Corp.
5.75%, 1/31/27 (b)		928	904,800
Cosan Ltd.
5.95%, 9/20/24 (b)		430	422,807
MARB BondCo PLC
6.875%, 1/19/25 (b)		1,430	1,326,391
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		1,220	1,220,000
Minerva Luxembourg SA
5.875%, 1/19/28 (b)		200	174,145
6.50%, 9/20/26 (b)		1,098	1,019,767
Natura Cosmeticos SA
5.375%, 2/01/23 (b)		817	818,879
Rede D’or Finance SARL
4.95%, 1/17/28 (b)		576	508,042
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (b)	EUR	247	256,412
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	375	321,562
3.15%, 10/01/26		1,123	861,902
6.00%, 4/15/24		315	302,206
6.75%, 3/01/28		315	304,763
Tonon Luxembourg SA
7.25%, 1/24/20 (e)(f)(g)(h)(j)		1,626	37,694
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (b)(h)		604	438,353
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(g)(i)(j)		4,090	250,786
10.875%, 1/13/20 (e)(f)(j)		480	132,000
11.75%, 2/09/22 (e)(f)(j)		1,620	48,600

			9,641,570

	Principal Amount (000)	U.S. $ Value
Energy - 0.6%
Azure Power Energy Ltd.
5.50%, 11/03/22 (b)	U.S.$ 788	$739,735
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (k)	2,948	2,505,979
Cosan Luxembourg SA
7.00%, 1/20/27 (b)	201	202,583
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (b)	860	734,225
Petrobras Global Finance BV
6.125%, 1/17/22	33	33,776
6.25%, 3/17/24	2,143	2,173,002
YPF SA
16.50%, 5/09/22 (b)	ARS 17,395	298,666

		6,687,966

Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (b)	U.S.$ 600	603,750

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)	294	294,344

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)	1,678	1,743,023

		36,816,318

Financial Institutions - 0.5%
Banking - 0.4%
Akbank T.A.S.
5.00%, 10/24/22 (b)	383	358,105
Akbank Turk AS
7.20%, 3/16/27 (b)	398	349,245
Fidelity Bank PLC
10.50%, 10/16/22 (b)	1,100	1,099,101
Turkiye Garanti Bankasi AS
5.875%, 3/16/23 (b)	624	588,120
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (b)	807	737,396
5.75%, 1/30/23 (b)	1,146	1,008,480
Yapi ve Kredi Bankasi AS
5.125%, 10/22/19 (b)	620	602,175

		4,742,622

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)	575	491,625

	Principal Amount (000)		U.S. $ Value
Insurance - 0.0%
Ambac LSNI LLC
7.803% (LIBOR 3 Month + 5.00%), 2/12/23 (b)(g)(m)	U.S.$	63	$63,458

			5,297,705

Utility - 0.3%
Electric - 0.3%
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (b)		958	1,016,678
Genneia SA
8.75%, 1/20/22 (b)		753	678,641
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (b)		769	735,356
Pampa Energia SA
7.50%, 1/24/27 (b)		353	295,196
Terraform Global Operating LLC
6.125%, 3/01/26 (b)		292	270,086

			2,995,957

Total Emerging Markets - Corporate Bonds (cost $55,998,364)			45,109,980

BANK LOANS - 3.8%
Industrial - 3.8%
Basic - 0.0%
Foresight Energy LLC
8.277% (LIBOR 3 Month + 5.75%), 3/28/22 (r)		498	486,745

Capital Goods - 0.5%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.522% (LIBOR 1 Month + 3.00%), 8/18/24 (r)		673	636,645
Apex Tool Group, LLC
6.272% (LIBOR 1 Month + 3.75%), 2/01/22 (r)		2,334	2,245,000
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
6.272% (LIBOR 1 Month + 3.75%), 8/01/25 (r)		883	853,094
9.272% (LIBOR 1 Month + 6.75%), 8/03/26 (r)		307	299,464
Gardner Denver, Inc.
5.272% (LIBOR 1 Month + 2.75%), 7/30/24 (r)		729	701,934
Transdigm Inc.
5.022% (LIBOR 1 Month + 2.50%), 6/09/23 (r)		356	335,432
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
5.022% (LIBOR 1 Month + 2.50%), 10/23/25 (r)		110	104,146

			5,175,715

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24	U.S.$	115	$113,286
7.01% (LIBOR 1 Month + 4.50%), 1/02/24 (r)		69	68,131
West Corporation
6.527% (LIBOR 3 Month + 4.00%), 10/10/24 (r)		1,121	1,026,808

			1,208,225

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.890% (LIBOR 1 Month + 3.50%), 11/06/24 (g)(r)		352	338,917

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.522% (LIBOR 1 Month + 3.00%), 4/01/24 (r)		971	925,261

Consumer Cyclical - Other - 0.2%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.272% (LIBOR 1 Month + 2.75%), 12/23/24 (r)		1,416	1,357,133
Scientific Games International, Inc.
5.245% (LIBOR 2 Month + 2.75%), 8/14/24 (r)		708	663,002
5.272% (LIBOR 2 Month + 2.75%), 8/14/24 (r)		169	158,648
Stars Group Holdings B.V.
6.303% (LIBOR 3 Month + 3.50%), 7/10/25 (r)		310	298,742

			2,477,525

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings)
5.682% (LIBOR 1 Month + 3.25%), 2/05/25 (r)		250	237,701

Consumer Cyclical - Retailers - 0.3%
Serta Simmons Bedding, LLC
10.432% (LIBOR 1 Month + 8.00%), 11/08/24 (r)		2,195	1,551,041
Specialty Building Products Holdings, LLC
8.272% (LIBOR 1 Month + 5.75%), 10/01/25 (g)(r)		1,188	1,146,836

			2,697,877

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.1%
Acadia Healthcare Company, Inc.
5.022% (LIBOR 1 Month + 2.50%), 2/16/23 (r)	U.S.$	459	$441,818
Air Medical Group Holdings, Inc.
5.682% (LIBOR 1 Month + 3.25%), 4/28/22 (r)		1,213	1,129,973
6.754% (LIBOR 1 Month + 4.25%), 3/14/25 (r)		926	858,650
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.272% (LIBOR 1 Month + 7.75%), 9/26/25 (r)		2,066	1,694,484
Arbor Pharmaceuticals, LLC
7.803% (LIBOR 3 Month + 5.00%), 7/05/23 (g)(r)		1,181	1,051,312
BI-LO, LLC
10.444% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		1,314	1,252,375
10.616% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		1,314	1,252,375
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		1,253	1,194,648
Mallinckrodt International Finance S.A.
5.553% (LIBOR 3 Month + 2.75%), 9/24/24 (r)		984	899,910
Owens & Minor, Inc.
6.849% (LIBOR 1 Month + 4.50%), 4/30/25 (r)		1,109	848,243
Regionalcare Hospital Partners Holdings, Inc.
11/16/25 (s)		1,044	987,885
Vizient, Inc.
5.272% (LIBOR 1 Month + 2.75%), 2/13/23 (r)		158	153,443

			11,765,116

Energy - 0.4%
California Resources Corporation
12.897% (LIBOR 1 Month + 10.38%), 12/31/21 (g)(r)		2,088	2,040,822
Triton Solar US Acquisition Co.
8.509% (LIBOR 3 Month + 6.00%), 10/31/24 (g)(r)		2,389	2,210,227

			4,251,049

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
American Tire Distributors, Inc.
6.636% (LIBOR 3 Month + 4.25%), 9/01/21 (r)	U.S.$	574	$466,126
11.250% (LIBOR 3 Month + 8.75%), 9/01/21 (g)(r)		369	367,068
HD Supply Waterworks, LTD.
5.706% (LIBOR 3 Month + 3.00%), 8/01/24 (r)		106	101,905
5.738% (LIBOR 3 Month + 3.00%), 8/01/24 (r)		94	90,302
Travelport Finance (Luxembourg) SARL
5.116% (LIBOR 3 Month + 2.50%), 3/17/25 (r)		892	874,999

			1,900,400

Services - 0.5%
Financial & Risk US Holdings, Inc. (fka Refinitiv)
6.272% (LIBOR 1 Month + 3.75%), 10/01/25 (g)(r)		390	370,500
Monitronics International, Inc.
8.303% (LIBOR 3 Month + 5.50%), 9/30/22 (r)		990	875,141
Pi Lux Finco SARL
9.772% (LIBOR 1 Month + 7.25%, 1/01/26 (g)(r)		3,100	2,972,125
Verscend Holding Corp.
7.022% (LIBOR 1 Month + 4.50%), 8/27/25 (r)		773	745,802

			4,963,568

Technology - 0.4%
Boxer Parent Company Inc. (fka BMC Software, Inc.)
7.053% (LIBOR 3 Month + 4.25%), 10/02/25 (r)		1,000	962,190
Solera, LLC (Solera Finance, Inc.)
5.272% (LIBOR 1 Month + 2.75%), 3/03/23 (r)		2,563	2,410,400
Veritas US Inc.
7.022% (LIBOR 3 Month + 4.50%), 1/27/23 (r)(s)		450	382,555
7.303% (LIBOR 3 Month + 4.50%), 1/27/23 (r)(s)		148	125,417

			3,880,562

Total Bank Loans (cost $42,894,125)			40,308,661

	Shares
INVESTMENT COMPANIES - 2.1%
Funds and Investment Trusts - 2.1%(t)
iShares Core S&P Mid-Cap ETF		103,287	17,151,839

Company	Shares		U.S. $ Value
iShares JP Morgan USD Emerging Markets Bond ETF		49,000	$5,091,590

Total Investment Companies (cost $26,147,932)			22,243,429

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Non-Agency Fixed Rate CMBS - 1.9%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (b)(g)	U.S.$	974	935,477
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.786%, 4/10/28 (b)(g)		270	267,969
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.399%, 4/10/46 (u)		1,445	70,137
Series 2013-GC17, Class D
5.134%, 11/10/46 (b)(g)		902	884,440
Series 2014-GC23, Class D
4.505%, 7/10/47 (b)(g)		856	763,832
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.868%, 5/15/45 (u)		1,770	92,333
Series 2012-CR3, Class XA
1.872%, 10/15/45 (u)		7,786	446,555
Series 2012-CR5, Class XA
1.547%, 12/10/45 (u)		1,878	94,186
Series 2013-LC6, Class D
4.263%, 1/10/46 (b)(g)		3,916	3,783,706
Series 2014-CR15, Class XA
1.075%, 2/10/47 (u)		2,059	66,466
Series 2014-CR20, Class XA
1.124%, 11/10/47 (u)		11,178	501,990
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.518%, 2/10/46 (u)		860	44,096
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (b)(g)		1,765	1,747,535
Series 2012-GCJ9, Class D
4.747%, 11/10/45 (b)(g)		700	687,309
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (g)		825	810,854
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.622%, 11/15/45 (b)(u)		6,300	310,939
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.64%, 12/10/45 (b)(u)		831	41,158

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.231%, 6/15/44 (b)(g)	U.S.$	1,022	$1,007,375
Series 2012-C6, Class D
5.582%, 4/15/45 (b)(g)		2,450	2,454,208
Series 2012-C7, Class XA
1.405%, 6/15/45 (b)(u)		1,384	50,279
Series 2012-C8, Class E
4.893%, 8/15/45 (b)(g)		3,766	3,679,339
Series 2012-C10, Class XA
1.565%, 12/15/45 (b)(u)		3,235	163,676
Series 2014-C25, Class D
3.803%, 11/15/47 (b)(g)		1,807	1,549,546

			20,453,405

Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
6.90% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(g)(m)		956	943,736
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.398% (LIBOR 1 Month + 3.02%), 11/19/35 (b)(g)(m)		838	833,794

			1,777,530

Total Commercial Mortgage-Backed Securities (cost $22,018,206)			22,230,935

	Shares
COMMON STOCKS - 1.9%
Energy - 1.0%
Energy Equipment & Services - 0.5%
Tervita Corp. (e)		1,170,571	5,384,695

Oil, Gas & Consumable Fuels - 0.5%
Berry Petroleum Corp.		167,780	1,468,075
CHC Group LLC (e)(k)		51,655	206,620
Denbury Resources, Inc. (e)		59,554	101,837
Golden Energy Offshore Services AS (c)(e)		916,212	656,973
K201640219 (South Africa) Ltd. A Shares (c)(d)(e)(g)		12,695,187	13
K201640219 (South Africa) Ltd. B Shares (c)(d)(e)(g)		2,009,762	2
Oasis Petroleum, Inc. (e)		14,457	79,947
Paragon Offshore Ltd. - Class A (c)(e)(g)		11,814	10,337
Paragon Offshore Ltd. - Class B (c)(e)(g)		17,721	602,514
Peabody Energy Corp.		12,408	378,196
Roan Resources, Inc. (e)		674	5,648
Vantage Drilling International (c)(e)(g)		6,103	1,586,780

Company	Shares	U.S. $ Value
Whiting Petroleum Corp. (e)	8,408	$190,778

		5,287,720

		10,672,415

Financials - 0.3%
Consumer Finance - 0.0%
Paysafe (c)(d)(e)(g)	3,960	61,697

Insurance - 0.3%
Mt. Logan Re Ltd. (Preference Shares) (e)(g)(k)	2,953	2,924,425

		2,986,122

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Calibrate Real Estate Fund (c)(d)(e)(g)	7,364	2,231,498

Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (d)(e)(g)(k)	74,438	18,609

Automobiles - 0.1%
Liberty Tire Recycling LLC (c)(d)(e)(g)	7,822	625,464

Diversified Consumer Services - 0.0%
Laureate Education, Inc. - Class A (e)	31,492	479,938

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (e)	25,004	169,777

Internet & Direct Marketing Retail - 0.0%
Travelport Worldwide Ltd.	12,740	198,999

		1,492,787

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (c)(d)(e)(g)	38,084	1,275,814

Information Technology - 0.1%
IT Services - 0.0%
Goodman Networks, Inc. (c)(d)(e)(g)	41,792	0

Software - 0.1%
Avaya Holdings Corp. (e)	72,599	1,057,041

		1,057,041

Materials - 0.1%
Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (c)(d)(e)(g)	838,296	838
Constellium NV - Class A (e)	92,259	644,891
Neenah Enterprises, Inc. (c)(d)(e)(g)	58,200	27,936

		673,665

Company	Shares		U.S. $ Value
Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(d)(e)(g)		3	$0
Construction & Engineering - 0.0%
Willscot Corp. (c)(d)		18,809	177,181

			177,181

Total Common Stocks (cost $27,219,107)			20,566,523

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.4%
Other ABS-Fixed Rate - 1.0%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 1/15/21 (c)(d)(g)	U.S.$	952	894,888
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT
8.52%, 6/15/43 (b)(g)		1,142	1,144,222
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-4, Class PT
8.47%, 5/15/43 (g)(j)		1,031	1,037,135
Series 2018-12, Class PT
10.84%, 6/15/43 (b)(g)		693	695,806
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.42%, 3/16/43 (g)(j)		250	252,040
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (b)(g)		1,350	1,352,765
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (d)(g)(j)		2,321	604,231
Series 2017-3, Class R
Zero Coupon, 5/25/26 (d)(g)(j)		10	602,300
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (d)(g)(j)		12	709,901
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (d)(g)(j)		13	937,177
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (d)(g)(j)		16	1,330,863
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(g)		789	810,677

			10,372,005

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.3%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (g)	U.S.$	712	$387,585
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (g)		895	887,025
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (g)		1,138	969,304
Series 2006-6, Class AF4
6.121%, 3/25/36 (g)		1,576	729,575
Series 2006-6, Class AF5
6.241%, 3/25/36 (g)		584	270,260
Series 2006-10, Class AF3
5.985%, 6/25/36 (g)		1,123	515,336
Lehman XS Trust
Series 2007-6, Class 3A5
4.727%, 5/25/37 (g)		152	148,396

			3,907,481

Autos - Fixed Rate - 0.1%
CPS Auto Trust
Series 2018-C, Class D
4.40%, 6/17/24 (b)		1,050	1,064,444

Total Asset-Backed Securities (cost $18,257,841)			15,343,930

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
California - 0.3%
State of California
Series 2010
7.60%, 11/01/40		750	1,092,158
7.95%, 3/01/36		1,915	2,021,780

			3,113,938

Illinois - 0.2%
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,122,643

Total Local Governments-US Municipal Bonds (cost $4,597,477)			5,236,581

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (b)
(cost $3,319,046)		3,310	3,541,700

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.2%
GMAC Capital Trust I
Series 2 8.401%		16,325	$413,839
Paysafe Holdings UK Ltd.
0.00% (c)(d)(e)(g)		1,062,845	1,062,845

			1,476,684

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		45,050	1,232,118

REITS - 0.0%
Hersha Hospitality Trust
Series C 6.875%		15,950	350,225

			3,059,027

Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		11,025	255,118

Industrial - 0.0%
Technology - 0.0%
Goodman Networks, Inc.
0.00% (c)(d)(e)(g)		49,723	0

Total Preferred Stocks (cost $3,298,531)			3,314,145

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.3%
Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (b)	COP	1,437,090	437,000
Fideicomiso PA Costera
6.25%, 1/15/34 (b)		1,230,800	381,915
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (g)(j)		6,642,880	2,147,814

Total Inflation-Linked Securities (cost $2,820,541)			2,966,729

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Argentina - 0.3%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)	U.S.$	1,010	1,004,950
7.875%, 6/15/27 (b)		843	605,969
49.22% (BADLAR + 3.83%), 5/31/22 (m)	ARS	26,500	626,043
Provincia de Cordoba
7.125%, 6/10/21 (b)	U.S.$	393	348,788

	Principal Amount (000)		U.S. $ Value
7.45%, 9/01/24 (b)	U.S.$	313	$255,878

Total Local Governments - Regional Bonds (cost $4,043,224)			2,841,628

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23 (b)		224	227,920

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
5.375%, 4/24/30 (b)		660	650,122
6.375%, 10/24/48 (b)		396	398,969

			1,049,091

Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29		318	295,867

Turkey - 0.1%
Export Credit Bank of Turkey
4.25%, 9/18/22 (b)		507	458,201
TC Ziraat Bankasi AS
4.25%, 7/03/19 (b)		314	310,075

			768,276

Total Quasi-Sovereigns (cost $2,341,409)			2,341,154

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.2%
Options on Forward Contracts - 0.2%
GBP/USD
Expiration: Jan 2019; Contracts: 7,875,000; Exercise Price: GBP 0.75; Counterparty: Citibank, NA (e)	GBP	7,875,000	2,891
GBP/USD
Expiration: Jan 2019; Contracts: 8,600,000; Exercise Price: GBP 0.75; Counterparty: Natwest Markets PLC (e)	GBP	8,600,000	3,157
TRY/EUR
Expiration: Jan 2019; Contracts: 64,611,750; Exercise Price: TRY 6.51; Counterparty: Deutsche Bank AG (e)	TRY	64,611,750	746,920
TRY/USD
Expiration: Jan 2019; Contracts: 66,903,500; Exercise Price: TRY 5.78; Counterparty: Barclays Bank PLC (e)	TRY	66,903,500	987,037

			1,740,005

	Notional Amount		U.S. $ Value
Swaptions - 0.0%
CDX-NAHY Series 31, 5 Year Index
Expiration: Jan 2019; Contracts: 16,210,000; Exercise Rate: 1.06%; Counterparty: Credit Suisse International (e)	USD	16,210,000	$5,652

Total Options Purchased - Calls (premiums paid $749,056)			1,745,657

	Principal Amount (000)
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden Clo Ltd.
Series 2018-57A, Class E
7.814% (LIBOR 3 Month + 5.20%), 5/15/31 (b)(g)(m)	U.S.$	275	239,640
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.749% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(g)(m)		417	393,627
OZLM Ltd.
Series 2018-22A, Class D
7.749% (LIBOR 3 Month + 5.30%), 1/17/31 (b)(g)(m)		349	307,240

Total Collateralized Loan Obligations (cost $1,037,262)			940,507

WHOLE LOAN TRUSTS - 0.1%
Performing Asset - 0.1%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (c)(d)(g)		166	24,834
Series B2
11.00%, 1/01/22 (c)(d)(g)		224	30,859
Series B3
11.00%, 9/01/22 (c)(d)(g)		80	16,478
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (c)(d)(g)		1,206	406,270

Total Whole Loan Trusts (cost $1,618,169)			478,441

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 28,100,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC (e)	AUD	28,100,000	367,285

	Notional Amount			U.S. $ Value
CNH/USD
Expiration: Jan 2019; Contracts: 293,758,500; Exercise Price: CNH 7.07; Counterparty: JPMorgan Chase Bank, NA (e)	CNH	293,758,500		$4,191

				371,476

Swaptions - 0.0%
IRS Swaption
Expiration: Jan 2019; Contracts: 17,523,000; Exercise Rate: 3.29%; Counterparty: Morgan Stanley Capital Services LLC (e)	USD	17,523,000		958

Total Options Purchased - Puts (premiums paid $629,470)				372,434

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (e)		53,489		5
Encore Automotive Acceptance, expiring 7/05/31 (c)(d)(e)(g)		8		0
Flexpath Capital, Inc., expiring 4/15/31 (c)(d)(e)(g)		10,974		0
Liberty Tire Recycling LLC, expiring 6/26/19 (c)(d)(e)(g)		392		78
Midstates Petroleum Co., Inc., expiring 4/21/20 (c)(e)		39,269		5,891
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (e)		46,951		3,287
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (e)		19,772		1,977
Willscot Corp., expiring 11/29/22 (c)(d)(e)(g)		29,123		34,074

Total Warrants (cost $640,558)				45,312

RIGHTS - 0.0%
Vistra Energy Corp., expiring 12/31/49 (e)(g) (cost $0)		10,721		7,612

SHORT-TERM INVESTMENTS - 4.6%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (t)(v)(w) (cost $39,687,987)		39,687,987		39,687,987

	Principal Amount (000)
Time Deposits - 0.9%
BBH Grand Cayman
(0.57)%, 1/02/19	EUR	2,454		2,811,659
0.24%, 1/02/19	NOK	0	**	1
0.37%, 1/02/19	GBP	99		125,878

	Principal Amount (000)			U.S. $ Value
0.51%, 1/02/19	SGD	0	**	$17
0.84%, 1/02/19	CAD	0	**	1
1.52%, 1/02/19	HKD	0	**	12
4.84%, 1/02/19	ZAR	12,447		865,151
BNP Paribas, Paris
1.77%, 1/02/19	U.S.$	5,372		5,372,289

Total Time Deposits (cost $9,165,069)				9,175,008

Total Short-Term Investments (cost $48,853,056)				48,862,995

Total Investments - 100.8% (cost $1,156,890,327) (x)				1,076,451,561
Other assets less liabilities - (0.8)%				(8,231,305)

Net Assets - 100.0%				$1,068,220,256

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	150	March 2019	USD	15,000	$18,930,734	$19,511,720	$580,986
U.S. Long Bond (CBT) Futures	35	March 2019	USD	3,500	4,879,758	5,110,000	230,242
U.S. T-Note 2 Yr (CBT) Futures	280	March 2019	USD	56,000	59,058,032	59,447,500	389,468
U.S. T-Note 10 Yr (CBT) Futures	594	March 2019	USD	59,400	71,189,758	72,477,281	1,287,523
Sold Contracts
S&P 500 E-Mini Futures	135	March 2019	USD	7	17,930,738	16,910,438	1,020,300
U.S. T-Note 5 Yr (CBT) Futures	510	March 2019	USD	51,000	57,493,313	58,490,625	(997,312)

							$2,511,207

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	MXN	323,298	USD	15,895	1/25/19	$(497,653)
Bank of America, NA	PLN	10,775	USD	2,918	1/18/19	38,152
Bank of America, NA	USD	2,354	CHF	2,298	2/28/19	(4,419)
Bank of America, NA	USD	2,354	CHF	2,298	2/26/19	(4,388)
Barclays Bank PLC	IDR	13,970,832	USD	915	1/29/19	(51,340)
Barclays Bank PLC	TRY	35,504	USD	5,734	1/15/19	(927,445)
Barclays Bank PLC	TRY	54,433	USD	10,020	1/24/19	(135,970)
Barclays Bank PLC	USD	6,598	CHF	6,279	2/28/19	(176,153)
Barclays Bank PLC	USD	10,273	EUR	8,875	1/09/19	(99,544)
Barclays Bank PLC	USD	11,017	TWD	337,769	3/14/19	97,008
Barclays Bank PLC	USD	5,009	KRW	5,550,430	2/20/19	(17,095)
BNP Paribas SA	ZAR	77,647	USD	5,432	1/30/19	54,068
BNP Paribas SA	ZAR	46,911	USD	3,237	1/30/19	(12,756)
BNP Paribas SA	CHF	2,260	USD	2,311	2/28/19	(265)
BNP Paribas SA	USD	5,469	MXN	110,704	1/25/19	144,429
BNP Paribas SA	USD	3,397	JPY	382,253	2/15/19	102,919

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	6,090	USD	7,041	1/09/19	$60,233
Brown Brothers Harriman & Co.	CHF	3,714	USD	3,798	1/17/19	13,398
Brown Brothers Harriman & Co.	EUR	592	USD	675	1/09/19	(3,647)
Brown Brothers Harriman & Co.	USD	157	EUR	136	1/09/19	(1,086)
Brown Brothers Harriman & Co.	USD	265	EUR	233	1/09/19	1,166
Citibank, NA	COP	17,178,696	USD	5,397	1/25/19	113,456
Citibank, NA	UYU	40,137	USD	1,220	1/22/19	(18,027)
Citibank, NA	CNH	13,346	USD	1,930	3/20/19	(12,665)
Citibank, NA	GBP	2,756	USD	3,583	1/15/19	68,221
Citibank, NA	USD	2,533	EUR	2,211	1/09/19	2,154
Citibank, NA	USD	6,069	KRW	6,704,709	2/20/19	(39,034)
Credit Suisse International	CNH	53,179	USD	7,687	1/09/19	(56,248)
Credit Suisse International	CAD	16,198	USD	12,217	1/17/19	347,400
Credit Suisse International	TRY	27,769	USD	4,185	2/28/19	(902,643)
Credit Suisse International	TRY	11,969	USD	2,050	2/26/19	(145,079)
Credit Suisse International	CHF	7,925	USD	8,007	1/17/19	(66,633)
Credit Suisse International	USD	2,333	CHF	2,271	2/28/19	(10,232)
Credit Suisse International	USD	3,853	TRY	26,636	2/28/19	1,027,171
Credit Suisse International	USD	2,060	TRY	11,969	2/26/19	134,620
Credit Suisse International	USD	5,394	TRY	33,368	1/15/19	866,985
Credit Suisse International	USD	5,681	TRY	34,489	1/17/19	781,835
Credit Suisse International	USD	5,539	JPY	616,387	2/15/19	103,569
Deutsche Bank AG	INR	823,103	USD	11,356	3/18/19	(383,137)
Deutsche Bank AG	TRY	33,574	EUR	4,905	1/17/19	(665,129)
Deutsche Bank AG	USD	14,328	INR	1,022,382	3/18/19	253,534
Goldman Sachs Bank USA	JPY	1,806,450	USD	16,041	2/15/19	(496,802)
Goldman Sachs Bank USA	ZAR	21,343	USD	1,520	1/30/19	41,776
Goldman Sachs Bank USA	CHF	12,714	USD	12,669	1/17/19	(283,375)
Goldman Sachs Bank USA	GBP	5,077	USD	6,443	2/28/19	(46,259)
Goldman Sachs Bank USA	NZD	1,736	USD	1,201	2/20/19	35,068
Goldman Sachs Bank USA	USD	1,204	NZD	1,741	2/20/19	(35,167)
Goldman Sachs Bank USA	USD	7,015	ZAR	98,463	1/30/19	(195,154)
Goldman Sachs Bank USA	USD	1,114	JPY	125,496	2/15/19	34,514
HSBC Bank USA	INR	166,694	USD	2,276	3/18/19	(101,820)
HSBC Bank USA	LKR	136,187	USD	759	2/15/19	19,530
HSBC Bank USA	LKR	266,715	USD	1,479	2/22/19	33,019
HSBC Bank USA	USD	6,021	TWD	184,101	3/14/19	36,864
JPMorgan Chase Bank, NA	ARS	89,853	USD	2,228	1/09/19	(136,580)
JPMorgan Chase Bank, NA	TRY	28,266	USD	4,181	2/28/19	(997,794)
JPMorgan Chase Bank, NA	EUR	4,766	USD	5,423	1/09/19	(40,162)
JPMorgan Chase Bank, NA	CHF	9,764	USD	9,759	1/17/19	(188,591)
JPMorgan Chase Bank, NA	CHF	2,298	USD	2,352	2/26/19	2,718
JPMorgan Chase Bank, NA	USD	340	TRY	2,082	1/15/19	50,382
JPMorgan Chase Bank, NA	USD	3,583	GBP	2,756	1/15/19	(68,227)
JPMorgan Chase Bank, NA	USD	5,187	TRY	28,492	1/24/19	129,270
JPMorgan Chase Bank, NA	USD	7,687	CNH	53,179	1/09/19	56,248
Morgan Stanley Capital Services LLC	RUB	349,152	USD	5,242	1/24/19	246,028
Morgan Stanley Capital Services LLC	BRL	109,573	USD	28,278	1/03/19	6,931
Morgan Stanley Capital Services LLC	BRL	109,573	USD	28,118	1/03/19	(153,759)
Morgan Stanley Capital Services LLC	BRL	107,834	USD	27,383	2/04/19	(384,898)
Morgan Stanley Capital Services LLC	NOK	12,984	USD	1,534	1/23/19	31,386
Morgan Stanley Capital Services LLC	USD	441	BRL	1,739	2/04/19	6,206
Morgan Stanley Capital Services LLC	USD	27,878	BRL	109,573	1/03/19	393,425
Morgan Stanley Capital Services LLC	USD	28,278	BRL	109,573	1/03/19	(6,931)
Morgan Stanley Capital Services LLC	USD	9,452	AUD	12,800	6/28/19	(409,862)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	2,175	SEK	19,588	1/23/19	$39,035
Morgan Stanley Capital Services LLC	USD	10,405	NOK	88,041	1/23/19	(212,829)
Royal Bank of Scotland PLC	MXN	41,147	USD	2,022	1/25/19	(63,792)
Royal Bank of Scotland PLC	AUD	2,222	USD	1,621	2/20/19	54,904
Royal Bank of Scotland PLC	USD	2,208	CAD	2,999	1/17/19	(9,986)
Royal Bank of Scotland PLC	USD	3,670	EUR	3,175	1/09/19	(29,831)
Royal Bank of Scotland PLC	USD	736	SEK	6,625	1/23/19	13,003
Royal Bank of Scotland PLC	USD	13,084	AUD	17,931	2/20/19	(443,169)
Royal Bank of Scotland PLC	USD	8,274	TWD	251,941	3/14/19	16,516
Royal Bank of Scotland PLC	USD	5,546	JPY	616,387	2/15/19	97,153
Royal Bank of Scotland PLC	USD	8,395	CLP	5,759,658	1/25/19	(90,771)
Royal Bank of Scotland PLC	USD	5,453	KRW	6,089,991	2/20/19	23,502
Standard Chartered Bank	TWD	437,330	USD	14,344	3/14/19	(46,570)
Standard Chartered Bank	EUR	4,908	USD	5,572	1/09/19	(53,458)
Standard Chartered Bank	USD	5,541	KRW	6,176,561	2/20/19	13,555
UBS AG	ZAR	157,107	USD	11,024	1/30/19	141,799
UBS AG	EUR	44,578	USD	51,527	1/09/19	427,445
UBS AG	CAD	9,663	USD	7,320	1/17/19	238,563
UBS AG	USD	1,833	CAD	2,420	1/17/19	(59,741)
UBS AG	USD	5,580	JPY	620,915	1/18/19	92,357
UBS AG	USD	5,242	KRW	5,848,258	2/20/19	17,200

						$(2,277,401)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Put
CDX-NAHY Series 31, 5 Year Index (y)	Credit Suisse International	Sell	1.00%	Jan, 2019	USD	16,210	$71,000	$(44,112)
CDX-NAHY Series 31, 5 Year Index (y)	Deutsche Bank AG	Sell	1.00	Jan, 2019	USD	5,515	23,163	(15,008)
CDX-NAHY Series 31, 5 Year Index (y)	Deutsche Bank AG	Sell	1.00	Jan, 2019	USD	5,515	23,163	(15,008)

							$117,326	$(74,128)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap (y)	6 Month EURIBOR	Bank of America, NA	0.29%	1/04/19	$9,780	$18,040	$(50,135)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Citibank, NA	2.73	1/22/19	10,430	34,680	(82,316)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Deutsche Bank AG	2.83	1/11/19	7,660	34,470	(103,089)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Goldman Sachs International	2.74	1/22/19	10,320	33,798	(87,043)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Goldman Sachs International	2.80	1/17/19	10,510	33,107	(111,383)
OTC - 1 Year Interest Rate Swap (y)	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.30	1/03/19	8,770	15,923	(48,163)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	JPMorgan Chase Bank, NA	2.82	1/14/19	10,530	32,643	(120,904)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	JPMorgan Chase Bank, NA	2.88	1/07/19	10,580	35,337	(147,641)
OTC - 1 Year Interest Rate Swap (y)	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.43	1/14/19	1,770	17,474	(26,266)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.80	1/10/19	7,700	34,650	(88,816)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.76	1/18/19	10,460	34,204	(93,256)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.94	1/29/19	17,523	60,454	(366,975)
Put
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Bank of America, NA	2.96	1/10/19	2,380	33,677	(2,746)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Bank of America, NA	2.95	1/18/19	2,360	32,568	(7,875)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Barclays Bank PLC	2.97	1/11/19	2,370	32,588	(2,718)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Barclays Bank PLC	2.99	1/14/19	2,390	31,249	(2,913)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Barclays Bank PLC	3.14	1/03/19	2,450	27,379	0

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Barclays Bank PLC	2.92%	1/22/19	$2,320	$32,828	$(13,794)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Citibank, NA	2.99	1/17/19	2,380	31,654	(5,158)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Citibank, NA	2.92	1/22/19	2,350	32,959	(14,270)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Goldman Sachs International	3.08	1/04/19	2,700	32,670	(1)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Goldman Sachs International	3.01	1/14/19	2,380	31,416	(2,279)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	JPMorgan Chase Bank, NA	3.02	1/07/19	2,400	35,280	(277)
OTC - 1 Year Interest Rate Swap (y)	3 Month LIBOR	Morgan Stanley Capital Services LLC	3.44	1/29/19	17,523	60,454	(333)

						$799,502	$(1,378,351)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC (y)	AUD	1.282	06/2019	28,100,000	AUD	28,100	$291,731	$(46,809)
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (y)	BRL	4.170	02/2019	22,017,600	BRL	22,018	50,952	(30,472)
INR vs. USD/ JPMorgan Chase Bank, NA (y)	INR	71.320	02/2019	381,562,000	INR	381,562	49,541	(28,130)
MXN vs. USD/ Morgan Stanley Capital Services LLC (y)	MXN	23.820	02/2019	144,706,500	MXN	144,707	80,937	(2,555)
SGD vs. CHF/ UBS AG (y)	SGD	1.550	06/2019	7,750,000	SGD	7,750	23,428	(12,186)
TRY vs. CHF/ UBS AG (y)	TRY	5.900	02/2019	29,500,000	TRY	29,500	53,931	(77,923)
TRY vs. EUR/ Deutsche Bank AG (y)	TRY	7.510	01/2019	74,536,750	TRY	74,537	198,832	(12,999)
TRY vs. USD/ Barclays Bank PLC (y)	TRY	6.900	01/2019	79,867,500	TRY	79,868	258,933	(4,935)

							$1,008,285	$(216,009)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	3.77%	USD	13,417	$(527,872)	$(798,932)	$271,060
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	4.03	USD	40,600	(1,410,092)	(2,485,889)	1,075,797
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	4.18	USD	17,700	(572,856)	(1,061,887)	489,031
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	Quarterly	0.58	EUR	3	(70)	(66)	(4)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.80	EUR	13,083	(1,095,620)	(1,507,826)	412,206
Sale Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	3.77	USD	5	195	320	(125)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	3.77	USD	13,417	527,872	866,473	(338,601)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	4.03	USD	40,600	1,410,092	2,522,926	(1,112,834)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	4.18	USD	17,700	572,856	858,008	(285,152)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	4.50	USD	85,940	1,886,463	5,415,426	(3,528,963)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	2.80	EUR	13,082	1,095,537	1,553,866	(458,329)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00%	Quarterly	3.55%	EUR	41,019	$3,044,088	$4,329,071	$(1,284,983)

						$4,930,593	$9,691,490	$(4,760,897)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
EUR 8,720	1/02/24	6 Month EURIBOR	0.196%	Semi-Annual/ Annual	$(594)	$	– 0	–	$(594)
EUR 8,720	1/02/24	0.294%	6 Month EURIBOR	Annual/ Semi-Annual	(48,529)		– 0	–	(48,529)
GBP 4,220	12/17/28	6 Month LIBOR	1.479%	Semi-Annual/ Semi-Annual	24,699		– 0	–	24,699
GBP 4,220	12/17/28	1.600%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(86,651)		– 0	–	(86,651)
EUR 1,850	12/18/48	6 Month EURIBOR	1.422%	Semi-Annual/ Annual	23,106		– 0	–	23,106
EUR 1,850	12/18/48	1.530%	6 Month EURIBOR	Annual/ Semi-Annual	(81,749)		– 0	–	(81,749)

					$(169,718)	$	– 0	–	$(169,718)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00%	Quarterly	1.88%	USD	1,813	$(66,227)	$(60,949)	$(5,278)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00%	Quarterly	1.88%	USD	1,520	$(55,524)	$(51,099)	$(4,425)
CCO Holdings, LLC, 5.750%, 1/15/24, 6/20/19*	5.00	Quarterly	0.14	USD	828	20,274	8,708	11,566
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	454	(73,003)	(52,158)	(20,845)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	5,000	(1,401,333)	(795,433)	(605,900)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.82	EUR	310	37,964	24,431	13,533
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	258	(41,486)	(29,284)	(12,202)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	364	(58,562)	(43,629)	(14,933)
Goldman Sachs Bank USA
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.86	USD	1,225	78,646	56,666	21,980
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	575	(63,167)	(63,741)	574
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	2.11	USD	700	57,592	(33,561)	91,153

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	15.53%	USD	5,000	$(1,401,333)	$(879,157)	$(522,176)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	5,000	(1,400,639)	(839,486)	(561,153)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	13,500	(3,783,600)	(2,045,645)	(1,737,955)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	10,000	(2,802,667)	(1,517,331)	(1,285,336)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	2,071	(580,352)	(311,852)	(268,500)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	15.53	USD	2,929	(820,981)	(441,154)	(379,827)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	371	(59,688)	(32,030)	(27,658)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	1,041	(167,393)	(114,847)	(52,546)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	530	(85,224)	(58,083)	(27,141)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	133	(21,386)	(14,681)	(6,705)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	2,158	(347,186)	(190,674)	(156,512)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	180	(28,959)	(16,494)	(12,465)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	360	(57,918)	(33,599)	(24,319)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	360	(57,918)	(36,358)	(21,560)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	719	(115,675)	(79,368)	(36,307)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00%	Quarterly	3.59%	USD	288	$(31,638)	$(34,604)	$2,966
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	288	(31,638)	(34,286)	2,648
HSBC Bank USA
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	719	(78,986)	(79,973)	987
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	720	(79,096)	(80,897)	1,801
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	288	(31,638)	(34,604)	2,966
JPMorgan Chase Bank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.38	USD	12,000	(1,929,600)	(1,409,467)	(520,133)
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	719	(78,986)	(80,568)	1,582
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	719	(78,986)	(80,568)	1,582
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	55	(6,042)	(6,142)	100
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.59	USD	736	(80,854)	(82,196)	1,342

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.59%	USD	1,473	$(161,817)	$(164,555)	$2,738
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	109	(11,974)	(12,177)	203
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	109	(11,974)	(12,273)	299
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	1,472	(161,707)	(165,747)	4,040
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	55	(6,042)	(6,681)	639
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	736	(80,854)	(89,408)	8,554
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	287	(31,528)	(32,461)	933
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	288	(31,638)	(32,801)	1,163
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	431	(47,348)	(51,627)	4,279
Turkey International Bond, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.59	USD	288	(31,638)	(34,498)	2,860

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2018		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00%	Quarterly	3.5	9%	USD	288	$(31,638)	$(34,604)	$2,966
Morgan Stanley & Co. International PLC
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.5	9	USD	720	(79,096)	(80,628)	1,532
Turkey International Bond, 11.875%, 1/15/30,12/20/23*	1.00	Quarterly	3.5	9	USD	722	(79,316)	(90,784)	11,468
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.3	8	USD	1,188	(191,030)	(127,603)	(63,427)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.3	8	USD	1,272	(204,538)	(142,277)	(62,261)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	8.3	8	USD	10,000	(1,608,000)	(113,197)	(1,494,803)
South Africa Government International Bond, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	2.0	9	USD	2,640	(118,141)	(64,195)	(53,946)
Weatherford International LLC, 4.500%, 4/15/22, 6/20/23*	1.00	Quarterly	30.5	7	USD	190	(98,650)	(43,673)	(54,977)

							$(18,710,138)	$(10,873,302)	$(7,836,836)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	190,163	LIBOR	Quarterly	USD	51,130	3/20/19	$(864,410)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD 154	$33,813	$	– 0	–	$33,813
AUD/JPY 3/03/20*	12.75	Maturity	AUD 78	(14,643)		– 0	–	(14,643)
AUD/JPY 4/16/20*	12.25	Maturity	AUD 187	(6,222)		– 0	–	(6,222)
AUD/JPY 5/7/20*	12.22	Maturity	AUD 116	(684)		– 0	–	(684)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD 36	(8,081)		– 0	–	(8,081)
AUD/JPY 3/11/20*	12.80	Maturity	AUD 42	(8,062)		– 0	–	(8,062)

				$(3,879)	$	– 0	–	$(3,879)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity		U.S. $ Value at December 31, 2018
Barclays Capital, Inc.†	741	USD	(6.75	)%*	– 0	–	$739,629
Barclays Capital, Inc.†	217	EUR	(1.25	)%*	– 0	–	248,444
Barclays Capital, Inc.†	720	USD	0.13%		– 0	–	720,031
Barclays Capital, Inc.†	604	USD	0.25%		– 0	–	603,559
Barclays Capital, Inc.†	1,398	USD	1.00%		– 0	–	1,397,861
Barclays Capital, Inc.†	112	USD	1.50%		– 0	–	112,492
Barclays Capital, Inc.†	998	USD	2.00%		– 0	–	998,694
Credit Suisse Securities (USA) LLC†	47	USD	(5.75	)%*	– 0	–	46,842
Credit Suisse Securities (USA) LLC†	479	EUR	(1.25	)%*	– 0	–	542,482
Credit Suisse Securities (USA) LLC†	328	EUR	(1.00	)%*	– 0	–	373,675
Credit Suisse Securities (USA) LLC†	1,285	EUR	(1.00	)%*	– 0	–	1,460,451
JPMorgan Chase Bank, NA†	834	EUR	(1.25	)%*	– 0	–	952,194
RBC Capital Markets†	512	USD	(1.75	)%*	– 0	–	511,030
RBC Capital Markets†	290	USD	(1.25	)%*	– 0	–	289,243
RBC Capital Markets†	1,054	USD	2.30%		– 0	–	1,065,913

							$10,062,540

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2018.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$10,062,540	$	– 0	–	$	– 0	–	$	– 0	–	$10,062,540

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $397,950,417 or 37.3% of net assets.

(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2018.
(i)	Defaulted matured security.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.78% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/18/17	$0	$0	0.00%
Bellemeade Re Ltd. Series 2015-1A, Class M2
6.806%, 7/25/25	7/27/15	278,404	279,361	0.03%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT
8.47%, 5/15/43	3/27/18	1,037,473	1,037,135	0.10%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT
8.42%, 3/16/43	3/07/18	251,656	252,040	0.02%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	3,756,644	2,973,126	0.28%
Exide Technologies
7.00%, 4/30/25	4/30/15	4,705,700	2,691,645	0.25%
Exide Technologies
11.00%, 4/30/22	4/30/15	4,149,461	3,559,920	0.33%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	1,951,407	2,147,814	0.20%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	1/31/17	1,187,030	98	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	1/31/17	297,044	90,153	0.01%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	585,815	585,815	0.05%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	29	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	745,713	604,231	0.06%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	1,107,300	602,300	0.06%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	1,313,468	709,901	0.07%
SoFi Consumer Loan Program LLC Series 2017-6, Class R1
Zero Coupon, 11/25/26	11/09/17	1,485,665	937,177	0.09%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	$1,569,021	$1,330,863	0.12%
Texas Competitive/TCEH
11.50%, 10/01/20	4/14/11	0	0	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	1,624,599	37,694	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	2,401,853	250,786	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	477,418	132,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	838,866	48,600	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
8.01%, 11/25/25	9/28/15	611,416	706,022	0.07%

(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	3/10/17	$3,697,478	$206,620	0.02%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	2,455,423	2,505,979	0.23%
Exide Technologies	4/30/15	141,191	18,609	0.00%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	1	0	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	2,953,000	2,924,425	0.27%

(l)	Convertible security.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2018.
(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(u)	IO - Interest Only.
(v)	The rate shown represents the 7-day yield as of period end.
(w)	Affiliated investments.
(x)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,978,057 and gross unrealized depreciation of investments was $(141,562,133), resulting in net unrealized depreciation of $(93,584,076).

(y)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
IRS	-	Interest Rate Swaption
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2018 (unaudited)

63.7%	United States
4.4%	Brazil
2.2%	United Kingdom
1.8%	Canada
1.7%	France
1.5%	Netherlands
1.4%	Luxembourg
1.2%	Argentina
1.2%	Dominican Republic
1.1%	Turkey
1.1%	Italy
1.0%	Spain
0.9%	Ireland
12.2%	Other
4.6%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Angola, Australia, Bahrain, Belgium, Cameroon, Cayman Islands, Chile, China, Colombia, Costa Rica, Denmark, Ecuador, Egypt, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Honduras, India, Indonesia, Iraq, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Mexico, Mongolia, Nigeria, Norway, Peru, Russia, Senegal, South Africa, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$415,292,423		$8,520,148	#	$423,812,571
Collateralized Mortgage Obligations		– 0	–	124,006,368		– 0	–	124,006,368
Governments - Treasuries		– 0	–	106,997,402		– 0	–	106,997,402
Corporates - Investment Grade		– 0	–	71,843,339		– 0	–	71,843,339
Emerging Markets - Sovereigns		– 0	–	65,249,740		– 0	–	65,249,740
Emerging Markets - Treasuries		– 0	–	46,043,788		– 0	–	46,043,788
Emerging Markets - Corporate Bonds		– 0	–	44,667,791		442,189		45,109,980
Bank Loans		– 0	–	29,810,854		10,497,807		40,308,661
Investment Companies		22,243,429		– 0	–	– 0	–	22,243,429
Commercial Mortgage-Backed Securities		– 0	–	1,881,815		20,349,120		22,230,935
Common Stocks		10,543,623		656,973		9,365,927	#	20,566,523
Asset-Backed Securities		– 0	–	1,064,444		14,279,486		15,343,930
Local Governments - US Municipal Bonds		– 0	–	5,236,581		– 0	–	5,236,581
Governments - Sovereign Bonds		– 0	–	3,541,700		– 0	–	3,541,700
Preferred Stocks		2,251,300		– 0	–	1,062,845	#	3,314,145
Inflation-Linked Securities		– 0	–	818,915		2,147,814		2,966,729
Local Governments - Regional Bonds		– 0	–	2,841,628		– 0	–	2,841,628
Quasi-Sovereigns		– 0	–	2,341,154		– 0	–	2,341,154
Options Purchased - Calls		– 0	–	1,745,657		– 0	–	1,745,657
Collateralized Loan Obligations		– 0	–	– 0	–	940,507		940,507
Whole Loan Trusts		– 0	–	– 0	–	478,441		478,441
Options Purchased - Puts		– 0	–	372,434		– 0	–	372,434
Warrants		11,160		– 0	–	34,152	#	45,312
Rights		– 0	–	– 0	–	7,612		7,612
Short-Term Investments:
Investment Companies		39,687,987		– 0	–	– 0	–	39,687,987
Time Deposits		– 0	–	9,175,008		– 0	–	9,175,008

Total Investments in Securities		74,737,499		933,588,014		68,126,048		1,076,451,561
Other Financial Instruments*:
Assets
Futures		3,508,519		– 0	–	– 0	–	3,508,519
Forward Currency Exchange Contracts		– 0	–	6,508,715		– 0	–	6,508,715
Centrally Cleared Credit Default Swaps		– 0	–	8,537,103		– 0	–	8,537,103
Centrally Cleared Interest Rate Swaps		– 0	–	47,805		– 0	–	47,805
Credit Default Swaps		– 0	–	194,476		– 0	–	194,476
Variance Swaps		– 0	–	33,813		– 0	–	33,813
Liabilities
Futures		(997,312)		– 0	–	– 0	–	(997,312)
Forward Currency Exchange Contracts		– 0	–	(8,786,116)		– 0	–	(8,786,116)
Credit Default Swaptions Written		– 0	–	(74,128)		– 0	–	(74,128)
Interest Rate Swaptions Written		– 0	–	(1,378,351)		– 0	–	(1,378,351)
Currency Options Written		– 0	–	(216,009)		– 0	–	(216,009)
Centrally Cleared Credit Default Swaps		– 0	–	(3,606,510)		– 0	–	(3,606,510)
Centrally Cleared Interest Rate Swaps		– 0	–	(217,523)		– 0	–	(217,523)
Credit Default Swaps		– 0	–	(18,904,614)		– 0	–	(18,904,614)
Total Return Swaps		– 0	–	(864,410)		– 0	–	(864,410)
Variance Swaps		– 0	–	(37,692)		– 0	–	(37,692)
Reverse Repurchase Agreements		(10,062,540)		– 0	–	– 0	–	(10,062,540)

Total^		$67,186,166		$914,824,573		$68,126,048		$1,050,136,787

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 3/31/18	$15,053,741		$553,206		$1,590,628		$22,880,554
Accrued discounts/(premiums)	(33,182)		(122,833)		16,313		38,040
Realized gain (loss)	126,530		6,991		1,283		(256,769)
Change in unrealized appreciation/ depreciation	(2,171,463)		(36,003)		(662,632)		919,391
Purchases/Payups	5,100,649		47,820		7,235,217		2,057,389
Sales/Paydowns	(9,123,581)		(6,992)		(34,161)		(5,289,485)
Transfers into Level 3	2,199,443		– 0	–	2,712,362		– 0	–
Transfers out of Level 3	(2,631,989)		– 0	–	(361,203)		– 0	–

Balance as of 12/31/18	$8,520,148		$442,189		$10,497,807		$20,349,120

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(4,169,911)		$35,144		$(662,632)		$519,320

	Common Stocks#		Asset-Backed Securities		Preferred Stocks#		Inflation-Linked Securites
Balance as of 3/31/18	$13,010,053		$14,570,891		$11,080,588		$2,520,151
Accrued discounts/(premiums)	– 0	–	74,747		– 0	–	3,713
Realized gain (loss)	549,971		(172,882)		165,723		– 0	–
Change in unrealized appreciation/ depreciation	(700,074)		(1,823,483)		(2,409,298)		(376,050)
Purchases	3,617,431		4,833,991		1,062,845		– 0	–
Sales/Paydowns	(5,736,759)		(4,175,737)		(8,837,013)		– 0	–
Transfers into Level 3	– 0	–	971,959		– 0	–	– 0	–
Transfers out of Level 3	(1,374,695)		– 0	–	– 0	–	– 0	–

Balance as of 12/31/18	$9,365,927		$14,279,486		$1,062,845		$2,147,814

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$40,393		$(1,954,512)		$(198,892)		$(376,050)

	Collateralized Loan Obligations		Whole Loan Trusts		Warrants#		Rights
Balance as of 3/31/18	$1,927,561		$2,309,413		$225,992		$	– 0	–
Accrued discounts/(premiums)	8,047		1,872		– 0	–		– 0	–
Realized gain (loss)	67,286		(835,180)		– 0	–		– 0	–
Change in unrealized appreciation/ depreciation	(177,387)		428,341		(98,649)			7,612
Purchases	– 0	–	– 0	–	132,800			– 0	–
Sales/Paydowns	(885,000)		(1,426,005)		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(225,991)			– 0	–

Balance as of 12/31/18	$940,507		$478,441		$34,152			$7,612

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(101,180)		$(185,773)		$(98,649)			$7,612

Total
Balance as of 3/31/18	$85,722,778
Accrued discounts/(premiums)	(13,283)
Realized gain (loss)	(347,047)
Change in unrealized appreciation/ depreciation	(7,099,695)
Purchases/Payups	24,088,142
Sales/Paydowns	(35,514,733)
Transfers into Level 3	5,883,764
Transfers out of Level 3	(4,593,878)

Balance as of 12/31/18	$68,126,048 +

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(7,145,130)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2018. Securities priced (i) by the third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/18			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade		$585,815		Qualitative Assessment	Par Value	$100.00 / N/A
		$336,499		Recovery Analysis	Collateral Value	$100.00 / N/A

$922,314

Common Stocks		$2,231,498		Recovery Analysis	Liquidation Value	$303.03 / N/A
		$625,464		Market Approach	EBITDA* Projection	$48.0 mm /N/A
					EBITDA* Multiples	5.8X-7.8X /6.8X
		$61,697		Market Approach	EBITDA* Projection	$493mm / N/A
					EBITDA* Multiples	12.2X / N/A
		$27,936		Market Approach	EBITDA* Projection	$49.4 mm / NA
					EBITDA* Multiples	1.8X-3.8X / 2.8X
		$18,609		Market Approach	EBITDA* Projection	$149.0 mm / NA
					EBITDA* Multiples	4.0X-6.0X / 5.0X
		$838		Market Approach	EBITDA* Projection	$72mm / N/A
					EBITDA* Multiples	3.4X / N/A
	$	– 0	–	Qualitative Assessment		$0.00 / N/A

$2,966,042

Preferred Stocks		$1,062,845		Market Approach	EBITDA* Projection	$493mm / N/A
					EBITDA* Multiples	12.2X / N/A
Whole Loan Trusts		$406,270		Recovery Analysis	Cumulative Loss	<20% / NA
		$30,859		Discounted Cash Flow	Level Yield	13.76% / N/A
		$24,834		Discounted Cash Flow	Level Yield	14.97% / N/A
		$16,478		Discounted Cash Flow	Level Yield	20.53% / N/A

$478,441

Warrants		$34,074		Option Pricing Model	Exercise Price	$1.17 / N/A
		$78		Option Pricing Model	Exercise Price	$0.20 / N/A

$34,152

*	Earning Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Par Value, Exercise Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Liquidation Value and Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2018 is as follows:

Fund	Market Value 3/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,318	$327,924	$304,554	$39,688	$307

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019